                                 ANNUAL REPORT
                                AUGUST 31, 1999
                                 POTOMAC FUNDS
                                ----------------
                                ----------------

Dear Shareholders:

The fiscal year started off--auspiciously enough--following the second largest point loss in the history of the Dow Jones Industrial Average-TM- on August 31st, 1998. Sharp losses also occurred on the Nasdaq 100 Index-TM- and the Standard & Poor's 500 Index-TM-. The economic crisis, which began in Asia and spread to Russia, threatened to engulf emerging markets in Latin America. On the domestic front, the Monica Lewinsky scandal and the near-collapse of a hedge fund, Long-Term Capital Management, provided investors with yet additional unwelcome distractions.

Sensing the threat to continued U.S. economic growth, the Federal Reserve instituted three successive rate cuts beginning in late September of 1998. A rash of mergers and acquisitions led by Exxon and Mobil, AOL and Netscape, and Deutsch Bank's purchase of Banker's Trust capped a year of corporate consolidations, adding fuel to the ensuing market rebound. All of the three major domestic equity markets responded by soaring to new highs during the fourth quarter. The Dow Jones Industrial Average closed 1998 up 18.13% for the year. The S&P 500 Index returned 28.58%, and the tech-heavy Nasdaq 100 Index finished the year up a whopping 85.48%.

The first quarter of 1999 witnessed an extension of the previous year's themes. Despite the impeachment trial of the President and ongoing international economic turmoil, particularly in Brazil, the increasingly volatile equity markets surged into record territory, taking their cues from the robust U.S. economy. The markets seemed poised to move even higher when Federal Reserve Chairman Alan Greenspan testified before Congress on February 23rd.

In his testimony, Mr. Greenspan raised concerns about high stock valuations and suggested that the next interest rate move might be up, not down. After taking a little more than a week to digest the Fed Chairman's cautionary comments, the markets resumed their upward trek. The Dow Jones Industrial Average closed above the 10,000 level for the first time on March 29th and above the 11,000 mark just five weeks later. The Nasdaq 100 Index topped off at 2,459.48 on July 16, a level not be be revisited until briefly in late August. The broader equity markets, the S&P 500 and the Russell 2000-TM- indices, also peaked in mid-July; the S&P 500 Index at 1,418.78 on July 16th, and the Russell 2000 Index at 465.80 a day earlier. Since that time, the specter of rising interest rates and fears about the potential impact of Year 2000 computer problems dampened the enthusiasm of the markets and July marked the beginning of a sell-off which lasted through the end of the fiscal year and beyond.

During the fiscal year ended August 31, 1999, each of the Potomac Funds generally performed in line with expectations. As one would expect in a rising market, the plus funds were excellent performers and the short funds suffered. We look forward to continued strong markets subsequent to year-end and expect our funds to continue to perform as designed.

We thank you for using the Potomac Funds and look forward to serving you in the future.

Sincerely,

[SIGNATURE]                     [SIGNATURE]                     [SIGNATURE]
James Terry Apple               Philip Harding                  Thomas Mulrooney
Chief Investment Officer        Senior Vice President           Chief Operating Officer

                                 U.S. PLUS FUND
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OCTOBER 20, 1997 - AUGUST 31, 1999
                                    S&P 500 INDEX(1)      U.S. PLUS FUND
10/20/97                                  $10,000.00          $10,000.00
10/21/97                                  $10,174.44          $10,190.00
10/22/97                                  $10,134.78          $10,200.00
10/23/97                                   $9,948.51           $9,980.00
10/24/97                                   $9,853.81           $9,790.00
10/27/97                                   $9,177.28           $9,580.00
10/28/97                                   $9,646.72           $9,590.00
10/29/97                                   $9,618.57           $9,760.00
10/30/97                                   $9,456.58           $9,490.00
10/31/97                                   $9,571.06           $9,620.00
11/03/97                                   $9,826.08          $10,050.00
11/04/97                                   $9,844.60           $9,990.00
11/05/97                                   $9,865.53          $10,030.00
11/06/97                                   $9,816.03           $9,730.00
11/07/97                                   $9,705.95           $9,620.00
11/10/97                                   $9,639.18           $9,550.00
11/11/97                                   $9,666.91           $9,560.00
11/12/97                                   $9,480.44           $9,260.00
11/13/97                                   $9,592.41           $9,430.00
11/14/97                                   $9,714.74           $9,620.00
11/17/97                                   $9,901.53           $9,910.00
11/18/97                                   $9,818.13           $9,790.00
11/19/97                                   $9,884.68           $9,870.00
11/20/97                                  $10,035.27          $10,110.00
11/21/97                                  $10,078.27          $10,220.00
11/24/97                                   $9,906.45           $9,910.00
11/25/97                                   $9,949.87           $9,940.00
11/26/97                                   $9,958.46           $9,990.00
11/28/97                                   $9,997.80           $9,990.00
12/01/97                                  $10,200.50          $10,380.00
12/02/97                                  $10,168.16          $10,310.00
12/03/97                                  $10,221.43          $10,350.00
12/04/97                                  $10,183.02          $10,340.00
12/05/97                                  $10,294.89          $10,490.00
12/08/97                                  $10,280.03          $10,460.00
12/09/97                                  $10,211.07          $10,370.00
12/10/97                                  $10,148.39          $10,230.00
12/11/97                                   $9,992.99           $9,990.00
12/12/97                                   $9,976.77          $10,020.00
12/15/97                                  $10,081.41          $10,140.00
12/16/97                                  $10,130.07          $10,240.00
12/17/97                                  $10,103.91          $10,150.00
12/18/97                                   $9,996.76           $9,990.00
12/19/97                                   $9,907.60           $9,877.50
12/22/97                                   $9,980.01           $9,967.66
12/23/97                                   $9,827.54           $9,687.16
12/24/97                                   $9,760.26           $9,647.09
12/26/97                                   $9,799.60           $9,707.20
12/29/97                                   $9,976.45          $10,007.73
12/30/97                                  $10,159.37          $10,218.11
12/31/97                                  $10,155.08          $10,218.11
1/02/98                                   $10,203.33          $10,308.26
1/05/98                                   $10,224.57          $10,348.34
1/06/98                                   $10,114.80          $10,097.89
1/07/98                                   $10,087.80          $10,147.98
1/08/98                                   $10,004.60           $9,947.63
1/09/98                                    $9,707.83           $9,456.76
1/12/98                                    $9,828.38           $9,707.20
1/13/98                                    $9,963.48           $9,917.57
1/14/98                                   $10,024.38           $9,977.68
1/15/98                                    $9,948.93           $9,847.45
1/16/98                                   $10,061.74          $10,057.82
1/20/98                                   $10,240.58          $10,318.28
1/21/98                                   $10,159.06          $10,168.02
1/22/98                                   $10,077.75          $10,027.77
1/23/98                                   $10,020.72          $10,007.73
1/26/98                                   $10,014.02           $9,997.71
1/27/98                                   $10,140.33          $10,158.00
1/28/98                                   $10,228.65          $10,298.25
1/29/98                                   $10,312.68          $10,368.37
1/30/98                                   $10,258.16          $10,388.41
2/02/98                                   $10,477.81          $10,648.87
2/03/98                                   $10,527.31          $10,749.05
2/04/98                                   $10,536.73          $10,739.03
2/05/98                                   $10,501.56          $10,739.03
2/06/98                                   $10,594.91          $10,879.28
2/09/98                                   $10,576.91          $10,829.19
2/10/98                                   $10,663.45          $10,969.44
2/11/98                                   $10,673.92          $10,969.44
2/12/98                                   $10,717.13          $11,019.53
2/13/98                                   $10,674.75          $10,949.40
2/17/98                                   $10,702.69          $11,029.54
2/18/98                                   $10,800.22          $11,159.77
2/19/98                                   $10,760.46          $11,089.65
2/20/98                                   $10,822.51          $11,189.83
2/23/98                                   $10,863.64          $11,259.95
2/24/98                                   $10,784.32          $11,139.74
2/25/98                                   $10,913.45          $11,330.08
2/26/98                                   $10,973.83          $11,430.25
2/27/98                                   $10,980.84          $11,410.22
3/02/98                                   $10,963.68          $11,400.20
3/03/98                                   $11,008.88          $11,490.36
3/04/98                                   $10,959.81          $11,370.15
3/05/98                                   $10,831.30          $11,219.88
3/06/98                                   $11,047.29          $11,520.41
3/09/98                                   $11,011.92          $11,470.32
3/10/98                                   $11,136.87          $11,650.64
3/11/98                                   $11,181.03          $11,710.75
3/12/98                                   $11,196.20          $11,780.87
3/13/98                                   $11,182.49          $11,730.79
3/16/98                                   $11,294.04          $11,911.10
3/17/98                                   $11,306.39          $11,951.18
3/18/98                                   $11,359.45          $12,001.26
3/19/98                                   $11,403.61          $12,071.39
3/20/98                                   $11,502.18          $12,231.67
3/23/98                                   $11,464.40          $12,181.58
3/24/98                                   $11,570.10          $12,331.85
3/25/98                                   $11,531.17          $12,271.74
3/26/98                                   $11,519.34          $12,231.67
3/27/98                                   $11,463.25          $12,171.57
3/30/98                                   $11,443.48          $12,151.53
3/31/98                                   $11,529.28          $12,231.67
4/01/98                                   $11,596.26          $12,351.89
4/02/98                                   $11,720.37          $12,572.28
4/03/98                                   $11,748.52          $12,632.38
4/06/98                                   $11,734.70          $12,512.17
4/07/98                                   $11,610.91          $12,371.92
4/08/98                                   $11,528.24          $12,261.73
4/09/98                                   $11,622.63          $12,391.96
4/13/98                                   $11,612.37          $12,351.89
4/14/98                                   $11,675.79          $12,482.12
4/15/98                                   $11,713.15          $12,532.21
4/16/98                                   $11,596.47          $12,321.83
4/17/98                                   $11,748.73          $12,582.29
4/20/98                                   $11,758.46          $12,552.24
4/21/98                                   $11,790.06          $12,662.44
4/22/98                                   $11,830.56          $12,682.47
4/23/98                                   $11,715.87          $12,512.17
4/24/98                                   $11,593.64          $12,291.78
4/27/98                                   $11,370.12          $11,971.21
4/28/98                                   $11,355.16          $11,921.12
4/29/98                                   $11,454.78          $12,021.30
4/30/98                                   $11,633.93          $12,381.94
5/01/98                                   $11,730.73          $12,552.24
5/04/98                                   $11,741.92          $12,522.19
5/05/98                                   $11,673.17          $12,391.96
5/06/98                                   $11,562.46          $12,181.58
5/07/98                                   $11,460.11          $12,051.35
5/08/98                                   $11,596.15          $12,331.85
5/11/98                                   $11,580.46          $12,281.76
5/12/98                                   $11,676.21          $12,442.05
5/13/98                                   $11,708.33          $12,472.10
5/14/98                                   $11,692.74          $12,401.97
5/15/98                                   $11,602.33          $12,291.78
5/18/98                                   $11,571.88          $12,221.66
5/19/98                                   $11,610.59          $12,341.87
5/20/98                                   $11,710.43          $12,482.12
5/21/98                                   $11,664.17          $12,391.96
5/22/98                                   $11,620.54          $12,321.83
5/26/98                                   $11,448.39          $11,991.25
5/27/98                                   $11,429.66          $12,041.34
5/28/98                                   $11,485.86          $12,111.46
5/29/98                                   $11,414.91          $11,951.18
6/01/98                                   $11,416.58          $12,021.30
6/02/98                                   $11,440.02          $12,021.30
6/03/98                                   $11,330.25          $11,740.80
6/04/98                                   $11,456.87          $12,061.37
6/05/98                                   $11,656.01          $12,381.94
6/08/98                                   $11,675.47          $12,371.92
6/09/98                                   $11,703.62          $12,422.01
6/10/98                                   $11,639.48          $12,311.81
6/11/98                                   $11,454.25          $11,961.19
6/12/98                                   $11,498.83          $12,101.44
6/15/98                                   $11,270.39          $11,670.68
6/16/98                                   $11,381.11          $11,901.09
6/17/98                                   $11,585.37          $12,261.73
6/18/98                                   $11,577.63          $12,201.62
6/19/98                                   $11,517.77          $12,111.46
6/22/98                                   $11,544.88          $12,181.58
6/23/98                                   $11,714.93          $12,391.96
6/24/98                                   $11,855.05          $12,652.42
6/25/98                                   $11,817.37          $12,622.37
6/26/98                                   $11,858.39          $12,692.49
6/29/98                                   $11,913.75          $12,762.61
6/30/98                                   $11,865.09          $12,622.37
7/01/98                                   $12,019.13          $12,842.76
7/02/98                                   $11,996.74          $12,882.83
7/06/98                                   $12,110.69          $13,083.18
7/07/98                                   $12,082.96          $13,043.11
7/08/98                                   $12,205.50          $13,173.34
7/09/98                                   $12,123.77          $13,053.13
7/10/98                                   $12,184.15          $13,133.27
7/13/98                                   $12,193.15          $13,153.31
7/14/98                                   $12,322.81          $13,363.68
7/15/98                                   $12,293.82          $13,323.61
7/16/98                                   $12,389.89          $13,453.84
7/17/98                                   $12,418.77          $13,493.91
7/20/98                                   $12,391.04          $13,493.91
7/21/98                                   $12,191.90          $13,143.29
7/22/98                                   $12,181.54          $13,133.27
7/23/98                                   $11,926.94          $12,732.56
7/24/98                                   $11,937.92          $12,722.54
7/27/98                                   $12,005.63          $12,822.72
7/28/98                                   $11,827.42          $12,532.21
7/29/98                                   $11,774.78          $12,432.03
7/30/98                                   $11,960.42          $12,712.52
7/31/98                                   $11,727.27          $12,331.85
8/03/98                                   $11,641.15          $12,241.69
8/04/98                                   $11,219.22          $11,520.41
8/05/98                                   $11,316.65          $11,760.84
8/06/98                                   $11,402.45          $11,830.96
8/07/98                                   $11,400.57          $11,871.03
8/10/98                                   $11,334.54          $11,690.71
8/11/98                                   $11,186.36          $11,410.22
8/12/98                                   $11,345.84          $11,700.73
8/13/98                                   $11,248.42          $11,480.34
8/14/98                                   $11,121.17          $11,219.88
8/17/98                                   $11,340.09          $11,580.52
8/18/98                                   $11,523.53          $11,911.10
8/19/98                                   $11,490.67          $11,851.00
8/20/98                                   $11,423.07          $11,730.79
8/21/98                                   $11,314.03          $11,610.57
8/24/98                                   $11,386.86          $11,700.73
8/25/98                                   $11,436.26          $11,730.79
8/26/98                                   $11,345.53          $11,610.57
8/27/98                                   $10,910.20          $10,789.12
8/28/98                                   $10,748.53          $10,678.92
8/31/98                                   $10,017.48           $9,777.32
9/01/98                                   $10,404.24          $10,208.09
9/02/98                                   $10,364.79          $10,087.87
9/03/98                                   $10,278.88          $10,017.75
9/04/98                                   $10,191.29           $9,867.48
9/08/98                                   $10,710.02          $10,638.85
9/09/98                                   $10,529.40          $10,268.19
9/10/98                                   $10,257.22           $9,747.27
9/11/98                                   $10,559.33          $10,408.44
9/14/98                                   $10,775.53          $10,658.89
9/15/98                                   $10,858.82          $10,759.06
9/16/98                                   $10,940.45          $10,939.38
9/17/98                                   $10,661.99          $10,488.58
9/18/98                                   $10,674.75          $10,508.62
9/21/98                                   $10,714.52          $10,508.62
9/22/98                                   $10,774.58          $10,638.85
9/23/98                                   $11,156.12          $11,229.90
9/24/98                                   $10,911.56          $10,859.24
9/25/98                                   $10,932.81          $10,809.15
9/28/98                                   $10,974.04          $10,999.49
9/29/98                                   $10,977.49          $10,909.33
9/30/98                                   $10,642.52          $10,428.48
10/01/98                                  $10,322.10           $9,957.64
10/02/98                                  $10,491.73          $10,228.12
10/05/98                                  $10,344.81           $9,947.63
10/06/98                                  $10,303.26           $9,937.61
10/07/98                                  $10,157.70           $9,707.20
10/08/98                                  $10,040.08           $9,566.95
10/09/98                                  $10,301.17           $9,897.54
10/12/98                                  $10,440.56          $10,097.89
10/13/98                                  $10,410.10          $10,067.84
10/14/98                                  $10,522.39          $10,188.05
10/15/98                                  $10,961.48          $10,989.47
10/16/98                                  $11,054.93          $11,029.54
10/19/98                                  $11,117.40          $11,079.63
10/20/98                                  $11,133.52          $11,149.76
10/21/98                                  $11,196.20          $11,129.72
10/22/98                                  $11,285.78          $11,350.11
10/23/98                                  $11,204.05          $11,149.76
10/26/98                                  $11,221.31          $11,259.95
10/27/98                                  $11,148.27          $11,159.77
10/28/98                                  $11,177.05          $11,119.70
10/29/98                                  $11,363.74          $11,490.36
10/30/98                                  $11,497.05          $11,640.63
11/02/98                                  $11,632.36          $11,881.05
11/03/98                                  $11,624.41          $11,800.91
11/04/98                                  $11,706.35          $11,951.18
11/05/98                                  $11,865.20          $12,221.66
11/06/98                                  $11,940.12          $12,321.83
11/09/98                                  $11,827.00          $12,151.53
11/10/98                                  $11,806.70          $12,021.30
11/11/98                                  $11,730.41          $11,981.23
11/12/98                                  $11,696.09          $11,931.14
11/13/98                                  $11,780.12          $12,091.42
11/16/98                                  $11,886.23          $12,241.69
11/17/98                                  $11,922.44          $12,271.74
11/18/98                                  $11,976.43          $12,361.90
11/19/98                                  $12,061.51          $12,512.17
11/20/98                                  $12,175.99          $12,662.44
11/23/98                                  $12,434.05          $13,093.20
11/24/98                                  $12,379.42          $12,962.97
11/25/98                                  $12,420.02          $12,952.95
11/27/98                                  $12,476.74          $13,093.20
11/30/98                                  $12,176.83          $12,582.29
12/01/98                                  $12,298.74          $12,762.61
12/02/98                                  $12,256.57          $12,732.56
12/03/98                                  $12,035.66          $12,411.99
12/04/98                                  $12,314.02          $12,852.77
12/07/98                                  $12,428.71          $13,013.06
12/08/98                                  $12,362.57          $12,912.88
12/09/98                                  $12,384.65          $12,952.95
12/10/98                                  $12,191.38          $12,652.42
12/11/98                                  $12,206.44          $12,602.33
12/14/98                                  $11,942.11          $12,279.19
12/15/98                                  $12,168.46          $12,602.33
12/16/98                                  $12,159.14          $12,602.33
12/17/98                                  $12,347.92          $12,895.17
12/18/98                                  $12,432.16          $12,975.96
12/21/98                                  $12,587.14          $13,258.70
12/22/98                                  $12,594.78          $13,278.90
12/23/98                                  $12,856.08          $13,713.11
12/24/98                                  $12,832.33          $13,672.72
12/28/98                                  $12,824.16          $13,571.74
12/29/98                                  $12,994.95          $13,915.07
12/30/98                                  $12,891.56          $13,723.21
12/31/98                                  $12,863.30          $13,753.50
1/04/99                                   $12,851.48          $13,682.82
1/05/99                                   $13,026.03          $13,915.07
1/06/99                                   $13,314.43          $14,349.29
1/07/99                                   $13,287.11          $14,308.89
1/08/99                                   $13,343.20          $14,460.36
1/11/99                                   $13,225.90          $14,238.21
1/12/99                                   $12,970.88          $13,844.39
1/13/99                                   $12,917.40          $13,662.62
1/14/99                                   $12,684.99          $13,339.48
1/15/99                                   $13,010.12          $13,803.99
1/19/99                                   $13,101.58          $13,965.56
1/20/99                                   $13,149.93          $14,157.42
1/21/99                                   $12,925.36          $13,591.93
1/22/99                                   $12,821.02          $13,551.54
1/25/99                                   $12,913.01          $13,723.21
1/26/99                                   $13,104.82          $14,096.84
1/27/99                                   $13,009.18          $13,814.09
1/28/99                                   $13,241.49          $14,167.52
1/29/99                                   $13,390.82          $14,389.68
2/01/99                                   $13,321.33          $14,288.70
2/02/99                                   $13,206.12          $14,117.03
2/03/99                                   $13,311.60          $14,339.19
2/04/99                                   $13,064.85          $13,975.66
2/05/99                                   $12,969.73          $13,753.50
2/08/99                                   $13,015.46          $13,814.09
2/09/99                                   $12,726.32          $13,349.58
2/10/99                                   $12,803.86          $13,460.66
2/11/99                                   $13,122.93          $14,076.64
2/12/99                                   $12,872.72          $13,682.82
2/16/99                                   $12,995.57          $13,753.50
2/17/99                                   $12,808.89          $13,531.35
2/18/99                                   $12,947.54          $13,682.82
2/19/99                                   $12,967.53          $13,763.60
2/22/99                                   $13,312.33          $14,288.70
2/23/99                                   $13,302.29          $14,298.80
2/24/99                                   $13,116.33          $13,915.07
2/25/99                                   $13,028.54          $13,733.31
2/26/99                                   $12,958.53          $13,632.33
3/01/99                                   $12,935.82          $13,682.82
3/02/99                                   $12,824.27          $13,531.35
3/03/99                                   $12,847.29          $13,612.13
3/04/99                                   $13,045.49          $13,874.68
3/05/99                                   $13,347.18          $14,359.38
3/08/99                                   $13,423.15          $14,430.07
3/09/99                                   $13,392.91          $14,379.58
3/10/99                                   $13,466.16          $14,531.05
3/11/99                                   $13,579.60          $14,793.60
3/12/99                                   $13,547.26          $14,581.54
3/15/99                                   $13,679.85          $14,833.99
3/16/99                                   $13,670.43          $14,823.89
3/17/99                                   $13,581.06          $14,712.82
3/18/99                                   $13,777.06          $15,035.95
3/19/99                                   $13,596.45          $14,672.42
3/22/99                                   $13,572.59          $14,702.72
3/23/99                                   $13,207.69          $14,036.25
3/24/99                                   $13,275.19          $14,157.42
3/25/99                                   $13,499.13          $14,561.34
3/26/99                                   $13,423.89          $14,450.27
3/29/99                                   $13,710.30          $14,793.60
3/30/99                                   $13,611.72          $14,773.40
3/31/99                                   $13,461.24          $14,430.07
4/01/99                                   $13,538.16          $14,571.44
4/05/99                                   $13,824.89          $15,076.34
4/06/99                                   $13,791.09          $15,025.85
4/07/99                                   $13,885.27          $15,167.23
4/08/99                                   $14,064.11          $15,460.07
4/09/99                                   $14,109.84          $15,510.56
4/12/99                                   $14,217.41          $15,742.81
4/13/99                                   $14,125.22          $15,581.24
4/14/99                                   $13,901.49          $15,187.42
4/15/99                                   $13,842.99          $15,076.34
4/16/99                                   $13,802.70          $14,914.78
4/19/99                                   $13,493.79          $14,561.34
4/20/99                                   $13,668.44          $14,773.40
4/21/99                                   $13,981.85          $15,409.58
4/22/99                                   $14,219.50          $15,702.42
4/23/99                                   $14,198.78          $15,641.83
4/26/99                                   $14,232.17          $15,742.81
4/27/99                                   $14,261.05          $15,833.70
4/28/99                                   $14,136.63          $15,530.75
4/29/99                                   $14,052.07          $15,328.79
4/30/99                                   $13,972.02          $15,167.23
5/03/99                                   $14,175.55          $15,550.95
5/04/99                                   $13,938.74          $15,268.21
5/05/99                                   $14,098.95          $15,419.68
5/06/99                                   $13,939.26          $15,258.11
5/07/99                                   $14,074.78          $15,409.58
5/10/99                                   $14,025.60          $15,338.89
5/11/99                                   $14,185.81          $15,540.85
5/12/99                                   $14,273.61          $15,722.62
5/13/99                                   $14,310.86          $15,823.60
5/14/99                                   $13,999.44          $15,227.81
5/17/99                                   $14,017.12          $15,258.11
5/18/99                                   $13,952.55          $15,248.01
5/19/99                                   $14,066.72          $15,389.38
5/20/99                                   $14,010.21          $15,248.01
5/21/99                                   $13,920.85          $15,116.74
5/24/99                                   $13,673.47          $14,733.01
5/25/99                                   $13,440.63          $14,278.60
5/26/99                                   $13,653.69          $14,611.83
5/27/99                                   $13,409.34          $14,298.80
5/28/99                                   $13,623.13          $14,520.95
6/01/99                                   $13,543.81          $14,470.46
6/02/99                                   $13,549.57          $14,480.56
6/03/99                                   $13,599.06          $14,621.93
6/04/99                                   $13,894.27          $15,035.95
6/07/99                                   $13,965.11          $15,096.54
6/08/99                                   $13,785.23          $14,894.58
6/09/99                                   $13,798.93          $14,864.29
6/10/99                                   $13,633.39          $14,662.33
6/11/99                                   $13,537.32          $14,470.46
6/14/99                                   $13,541.09          $14,490.66
6/15/99                                   $13,616.02          $14,652.23
6/16/99                                   $13,922.10          $15,046.05
6/17/99                                   $14,021.41          $15,258.11
6/18/99                                   $14,052.18          $15,248.01
6/21/99                                   $14,116.64          $15,328.79
6/22/99                                   $13,979.34          $15,157.13
6/23/99                                   $13,949.83          $15,046.05
6/24/99                                   $13,769.01          $14,874.38
6/25/99                                   $13,764.09          $14,813.80
6/28/99                                   $13,931.94          $15,076.34
6/29/99                                   $14,142.28          $15,288.40
6/30/99                                   $14,364.75          $15,702.42
7/01/99                                   $14,451.08          $15,884.19
7/02/99                                   $14,558.45          $16,116.44
7/06/99                                   $14,526.01          $16,086.15
7/07/99                                   $14,607.00          $16,116.44
7/08/99                                   $14,591.94          $16,126.54
7/09/99                                   $14,684.65          $16,278.01
7/12/99                                   $14,640.91          $16,187.13
7/13/99                                   $14,582.94          $16,096.24
7/14/99                                   $14,631.18          $16,207.32
7/15/99                                   $14,751.00          $16,378.99
7/16/99                                   $14,846.85          $16,510.26
7/19/99                                   $14,730.38          $16,348.69
7/20/99                                   $14,410.69          $15,823.60
7/21/99                                   $14,433.61          $15,793.30
7/22/99                                   $14,241.90          $15,490.36
7/23/99                                   $14,199.73          $15,409.58
7/26/99                                   $14,103.66          $15,268.21
7/27/99                                   $14,261.47          $15,439.87
7/28/99                                   $14,288.26          $15,510.56
7/29/99                                   $14,033.24          $15,187.42
7/30/99                                   $13,904.42          $14,894.58
8/02/99                                   $13,897.41          $14,955.17
8/03/99                                   $13,835.98          $14,844.09
8/04/99                                   $13,659.65          $14,520.95
8/05/99                                   $13,747.34          $14,722.91
8/06/99                                   $13,606.91          $14,480.56
8/09/99                                   $13,580.85          $14,430.07
8/10/99                                   $13,409.55          $14,197.82
8/11/99                                   $13,624.07          $14,450.27
8/12/99                                   $13,584.62          $14,440.17
8/13/99                                   $13,893.53          $14,924.87
8/16/99                                   $13,925.87          $15,025.85
8/17/99                                   $14,065.99          $15,167.23
8/18/99                                   $13,947.53          $14,955.17
8/19/99                                   $13,850.73          $14,823.89
8/20/99                                   $13,986.98          $15,046.05
8/23/99                                   $14,234.05          $15,470.17
8/24/99                                   $14,268.37          $15,550.95
8/25/99                                   $14,459.77          $15,773.11
8/26/99                                   $14,252.78          $15,500.46
8/27/99                                   $14,109.00          $15,227.81
8/30/99                                   $13,855.23          $14,793.60
8/31/99                                   $13,817.46          $14,702.72
                                              1 year  Since Inception(2)
U.S. Plus Fund                                50.38%              22.82%
S&P 500 Index (1)                             37.90%              18.82%

The U.S. Plus Fund invests in S&P futures contracts and options contracts to achieve its objective of 150% of the performance of the S&P 500 Index. The U.S. Plus Fund appreciated 50.38% during the 1999 fiscal year as the broad-based
S&P 500 Index continued to reflect the nation's optimism regarding the economy and the second budget surplus in the last two years. The Index hit an all time high of 1,418.78 on July 16th, but like most of the other indices, the S&P 500 Index sold off through the fiscal year end.
                                U.S./SHORT FUND
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NOVEMBER 7, 1997 - AUGUST 31, 1999
                                    S&P 500 INDEX(1)     U.S./SHORT FUND
11/07/97                                  $10,000.00          $10,000.00
11/10/97                                   $9,931.21          $10,140.00
11/11/97                                   $9,959.78          $10,030.00
11/12/97                                   $9,767.66          $10,080.00
11/13/97                                   $9,883.02           $9,800.00
11/14/97                                  $10,009.06           $9,580.00
11/17/97                                  $10,201.51           $9,460.00
11/18/97                                  $10,115.58           $9,410.00
11/19/97                                  $10,184.15           $9,370.00
11/20/97                                  $10,339.30           $9,300.00
11/21/97                                  $10,383.61           $9,300.00
11/24/97                                  $10,206.57           $9,330.00
11/25/97                                  $10,251.32           $9,310.00
11/26/97                                  $10,260.16           $9,290.00
11/28/97                                  $10,300.70           $9,270.00
12/01/97                                  $10,509.54           $9,230.00
12/02/97                                  $10,476.22           $9,220.00
12/03/97                                  $10,531.10           $9,220.00
12/04/97                                  $10,491.53           $9,230.00
12/05/97                                  $10,606.79           $9,140.00
12/08/97                                  $10,591.48           $9,160.00
12/09/97                                  $10,520.43           $9,210.00
12/10/97                                  $10,455.84           $9,300.00
12/11/97                                  $10,295.74           $9,430.00
12/12/97                                  $10,279.03           $9,420.00
12/15/97                                  $10,386.84           $9,350.00
12/16/97                                  $10,436.98           $9,290.00
12/17/97                                  $10,410.02           $9,340.00
12/18/97                                  $10,299.62           $9,440.00
12/19/97                                  $10,207.76           $9,510.00
12/22/97                                  $10,282.37           $9,460.00
12/23/97                                  $10,125.28           $9,630.00
12/24/97                                  $10,055.96           $9,660.00
12/26/97                                  $10,096.49           $9,620.00
12/29/97                                  $10,278.70           $9,440.00
12/30/97                                  $10,467.16           $9,310.00
12/31/97                                  $10,462.74           $9,420.00
1/02/98                                   $10,512.45           $9,370.00
1/05/98                                   $10,534.33           $9,350.00
1/06/98                                   $10,421.24           $9,500.00
1/07/98                                   $10,393.42           $9,470.00
1/08/98                                   $10,307.71           $9,600.00
1/09/98                                   $10,001.94           $9,910.00
1/12/98                                   $10,126.14           $9,740.00
1/13/98                                   $10,265.33           $9,600.00
1/14/98                                   $10,328.08           $9,560.00
1/15/98                                   $10,250.35           $9,460.00
1/16/98                                   $10,366.57           $9,340.00
1/20/98                                   $10,550.83           $9,180.00
1/21/98                                   $10,466.84           $9,280.00
1/22/98                                   $10,383.07           $9,370.00
1/23/98                                   $10,324.31           $9,390.00
1/26/98                                   $10,317.41           $9,400.00
1/27/98                                   $10,447.54           $9,310.00
1/28/98                                   $10,538.54           $9,220.00
1/29/98                                   $10,625.11           $9,160.00
1/30/98                                   $10,568.94           $9,150.00
2/02/98                                   $10,795.25           $9,000.00
2/03/98                                   $10,846.24           $8,940.00
2/04/98                                   $10,855.95           $8,950.00
2/05/98                                   $10,819.72           $8,950.00
2/06/98                                   $10,915.89           $8,870.00
2/09/98                                   $10,897.35           $8,910.00
2/10/98                                   $10,986.51           $8,830.00
2/11/98                                   $10,997.29           $8,830.00
2/12/98                                   $11,041.82           $8,810.00
2/13/98                                   $10,998.16           $8,830.00
2/17/98                                   $11,026.94           $8,790.00
2/18/98                                   $11,127.43           $8,720.00
2/19/98                                   $11,086.46           $8,760.00
2/20/98                                   $11,150.39           $8,690.00
2/23/98                                   $11,192.76           $8,660.00
2/24/98                                   $11,111.04           $8,720.00
2/25/98                                   $11,244.08           $8,620.00
2/26/98                                   $11,306.29           $8,570.00
2/27/98                                   $11,313.52           $8,580.00
3/02/98                                   $11,295.84           $8,580.00
3/03/98                                   $11,342.41           $8,540.00
3/04/98                                   $11,291.85           $8,600.00
3/05/98                                   $11,159.45           $8,680.00
3/06/98                                   $11,381.98           $8,530.00
3/09/98                                   $11,345.54           $8,540.00
3/10/98                                   $11,474.27           $8,450.00
3/11/98                                   $11,519.77           $8,420.00
3/12/98                                   $11,535.40           $8,390.00
3/13/98                                   $11,521.28           $8,420.00
3/16/98                                   $11,636.21           $8,340.00
3/17/98                                   $11,648.93           $8,320.00
3/18/98                                   $11,703.59           $8,290.00
3/19/98                                   $11,749.09           $8,270.00
3/20/98                                   $11,850.65           $8,200.00
3/23/98                                   $11,811.73           $8,230.00
3/24/98                                   $11,920.63           $8,140.00
3/25/98                                   $11,880.52           $8,170.00
3/26/98                                   $11,868.34           $8,190.00
3/27/98                                   $11,810.55           $8,220.00
3/30/98                                   $11,790.17           $8,230.00
3/31/98                                   $11,878.58           $8,190.00
4/01/98                                   $11,947.58           $8,140.00
4/02/98                                   $12,075.45           $8,050.00
4/03/98                                   $12,104.45           $8,010.00
4/06/98                                   $12,090.22           $8,070.00
4/07/98                                   $11,962.67           $8,130.00
4/08/98                                   $11,877.50           $8,180.00
4/09/98                                   $11,974.75           $8,130.00
4/13/98                                   $11,964.18           $8,140.00
4/14/98                                   $12,029.52           $8,060.00
4/15/98                                   $12,068.01           $8,040.00
4/16/98                                   $11,947.80           $8,050.00
4/17/98                                   $12,104.67           $7,920.00
4/20/98                                   $12,114.69           $7,930.00
4/21/98                                   $12,147.25           $7,890.00
4/22/98                                   $12,188.98           $7,870.00
4/23/98                                   $12,070.81           $7,950.00
4/24/98                                   $11,944.88           $8,040.00
4/27/98                                   $11,714.59           $8,180.00
4/28/98                                   $11,699.17           $8,200.00
4/29/98                                   $11,801.81           $8,150.00
4/30/98                                   $11,986.39           $7,990.00
5/01/98                                   $12,086.12           $7,920.00
5/04/98                                   $12,097.66           $7,930.00
5/05/98                                   $12,026.82           $7,990.00
5/06/98                                   $11,912.76           $8,090.00
5/07/98                                   $11,807.31           $8,150.00
5/08/98                                   $11,947.47           $8,020.00
5/11/98                                   $11,931.30           $8,050.00
5/12/98                                   $12,029.95           $7,980.00
5/13/98                                   $12,063.05           $7,970.00
5/14/98                                   $12,046.99           $8,000.00
5/15/98                                   $11,953.83           $8,050.00
5/18/98                                   $11,922.46           $8,080.00
5/19/98                                   $11,962.35           $8,030.00
5/20/98                                   $12,065.21           $7,960.00
5/21/98                                   $12,017.55           $8,010.00
5/22/98                                   $11,972.59           $8,040.00
5/26/98                                   $11,795.24           $8,180.00
5/27/98                                   $11,775.94           $8,170.00
5/28/98                                   $11,833.83           $8,140.00
5/29/98                                   $11,760.74           $8,200.00
6/01/98                                   $11,762.46           $8,180.00
6/02/98                                   $11,786.61           $8,180.00
6/03/98                                   $11,673.51           $8,310.00
6/04/98                                   $11,803.97           $8,160.00
6/05/98                                   $12,009.14           $8,010.00
6/08/98                                   $12,029.20           $8,010.00
6/09/98                                   $12,058.20           $7,990.00
6/10/98                                   $11,992.11           $8,030.00
6/11/98                                   $11,801.27           $8,200.00
6/12/98                                   $11,847.20           $8,140.00
6/15/98                                   $11,611.84           $8,340.00
6/16/98                                   $11,725.91           $8,230.00
6/17/98                                   $11,936.37           $8,070.00
6/18/98                                   $11,928.39           $8,090.00
6/19/98                                   $11,866.72           $8,140.00
6/22/98                                   $11,894.64           $8,110.00
6/23/98                                   $12,069.84           $8,000.00
6/24/98                                   $12,214.21           $7,890.00
6/25/98                                   $12,175.39           $7,910.00
6/26/98                                   $12,217.66           $7,880.00
6/29/98                                   $12,274.69           $7,860.00
6/30/98                                   $12,224.56           $7,910.00
7/01/98                                   $12,383.26           $7,820.00
7/02/98                                   $12,360.19           $7,820.00
7/06/98                                   $12,477.60           $7,740.00
7/07/98                                   $12,449.03           $7,750.00
7/08/98                                   $12,575.28           $7,700.00
7/09/98                                   $12,491.08           $7,750.00
7/10/98                                   $12,553.29           $7,710.00
7/13/98                                   $12,562.56           $7,720.00
7/14/98                                   $12,696.14           $7,650.00
7/15/98                                   $12,666.28           $7,630.00
7/16/98                                   $12,765.25           $7,580.00
7/17/98                                   $12,795.01           $7,550.00
7/20/98                                   $12,766.44           $7,560.00
7/21/98                                   $12,561.27           $7,710.00
7/22/98                                   $12,550.59           $7,710.00
7/23/98                                   $12,288.28           $7,950.00
7/24/98                                   $12,299.60           $7,950.00
7/27/98                                   $12,369.35           $7,910.00
7/28/98                                   $12,185.74           $8,040.00
7/29/98                                   $12,131.51           $8,060.00
7/30/98                                   $12,322.78           $7,940.00
7/31/98                                   $12,082.57           $8,110.00
8/03/98                                   $11,993.83           $8,140.00
8/04/98                                   $11,559.12           $8,440.00
8/05/98                                   $11,659.50           $8,370.00
8/06/98                                   $11,747.91           $8,320.00
8/07/98                                   $11,745.97           $8,310.00
8/10/98                                   $11,677.93           $8,360.00
8/11/98                                   $11,525.27           $8,510.00
8/12/98                                   $11,689.58           $8,390.00
8/13/98                                   $11,589.20           $8,440.00
8/14/98                                   $11,458.10           $8,550.00
8/17/98                                   $11,683.65           $8,380.00
8/18/98                                   $11,872.65           $8,220.00
8/19/98                                   $11,838.79           $8,240.00
8/20/98                                   $11,769.15           $8,290.00
8/21/98                                   $11,656.80           $8,350.00
8/24/98                                   $11,731.84           $8,310.00
8/25/98                                   $11,782.73           $8,280.00
8/26/98                                   $11,689.25           $8,350.00
8/27/98                                   $11,240.74           $8,730.00
8/28/98                                   $11,074.17           $8,790.00
8/31/98                                   $10,320.97           $9,460.00
9/01/98                                   $10,719.45           $9,000.00
9/02/98                                   $10,678.81           $9,080.00
9/03/98                                   $10,590.29           $9,120.00
9/04/98                                   $10,500.05           $9,210.00
9/08/98                                   $11,034.49           $8,730.00
9/09/98                                   $10,848.40           $8,940.00
9/10/98                                   $10,567.97           $9,200.00
9/11/98                                   $10,879.24           $8,830.00
9/14/98                                   $11,101.98           $8,670.00
9/15/98                                   $11,187.80           $8,620.00
9/16/98                                   $11,271.90           $8,530.00
9/17/98                                   $10,985.00           $8,750.00
9/18/98                                   $10,998.16           $8,750.00
9/21/98                                   $11,039.13           $8,740.00
9/22/98                                   $11,101.01           $8,670.00
9/23/98                                   $11,494.11           $8,350.00
9/24/98                                   $11,242.14           $8,540.00
9/25/98                                   $11,264.03           $8,560.00
9/28/98                                   $11,306.51           $8,480.00
9/29/98                                   $11,310.07           $8,520.00
9/30/98                                   $10,964.95           $8,780.00
10/01/98                                  $10,634.82           $9,050.00
10/02/98                                  $10,809.59           $8,880.00
10/05/98                                  $10,658.21           $9,040.00
10/06/98                                  $10,615.41           $9,050.00
10/07/98                                  $10,465.44           $9,190.00
10/08/98                                  $10,344.26           $9,280.00
10/09/98                                  $10,613.26           $9,060.00
10/12/98                                  $10,756.87           $8,930.00
10/13/98                                  $10,725.49           $8,950.00
10/14/98                                  $10,841.18           $8,880.00
10/15/98                                  $11,293.57           $8,420.00
10/16/98                                  $11,389.85           $8,410.00
10/19/98                                  $11,454.22           $8,410.00
10/20/98                                  $11,470.82           $8,370.00
10/21/98                                  $11,535.40           $8,370.00
10/22/98                                  $11,627.69           $8,260.00
10/23/98                                  $11,543.49           $8,360.00
10/26/98                                  $11,561.28           $8,310.00
10/27/98                                  $11,486.02           $8,350.00
10/28/98                                  $11,515.67           $8,370.00
10/29/98                                  $11,708.01           $8,180.00
10/30/98                                  $11,845.37           $8,120.00
11/02/98                                  $11,984.78           $7,990.00
11/03/98                                  $11,976.58           $8,040.00
11/04/98                                  $12,061.00           $7,990.00
11/05/98                                  $12,224.67           $7,860.00
11/06/98                                  $12,301.86           $7,820.00
11/09/98                                  $12,185.31           $7,900.00
11/10/98                                  $12,164.40           $7,950.00
11/11/98                                  $12,085.80           $7,970.00
11/12/98                                  $12,050.44           $7,990.00
11/13/98                                  $12,137.01           $7,920.00
11/16/98                                  $12,246.34           $7,860.00
11/17/98                                  $12,283.64           $7,850.00
11/18/98                                  $12,339.27           $7,810.00
11/19/98                                  $12,426.93           $7,750.00
11/20/98                                  $12,544.88           $7,690.00
11/23/98                                  $12,810.75           $7,510.00
11/24/98                                  $12,754.47           $7,560.00
11/25/98                                  $12,796.30           $7,560.00
11/27/98                                  $12,854.74           $7,510.00
11/30/98                                  $12,545.74           $7,710.00
12/01/98                                  $12,671.35           $7,630.00
12/02/98                                  $12,627.90           $7,650.00
12/03/98                                  $12,400.30           $7,780.00
12/04/98                                  $12,687.09           $7,600.00
12/07/98                                  $12,805.25           $7,550.00
12/08/98                                  $12,737.11           $7,580.00
12/09/98                                  $12,759.86           $7,560.00
12/10/98                                  $12,560.73           $7,680.00
12/11/98                                  $12,576.25           $7,700.00
12/14/98                                  $12,303.91           $7,936.30
12/15/98                                  $12,537.12           $7,694.59
12/16/98                                  $12,527.52           $7,704.66
12/17/98                                  $12,722.02           $7,593.87
12/18/98                                  $12,808.81           $7,543.52
12/21/98                                  $12,968.49           $7,422.66
12/22/98                                  $12,976.36           $7,412.59
12/23/98                                  $13,245.57           $7,251.44
12/24/98                                  $13,221.10           $7,271.59
12/28/98                                  $13,212.69           $7,301.80
12/29/98                                  $13,388.64           $7,180.94
12/30/98                                  $13,282.12           $7,261.52
12/31/98                                  $13,253.01           $7,241.37
1/04/99                                   $13,240.83           $7,281.66
1/05/99                                   $13,420.66           $7,211.16
1/06/99                                   $13,717.80           $7,070.16
1/07/99                                   $13,689.66           $7,090.30
1/08/99                                   $13,747.45           $7,029.87
1/11/99                                   $13,626.59           $7,110.44
1/12/99                                   $13,363.85           $7,231.30
1/13/99                                   $13,308.75           $7,301.80
1/14/99                                   $13,069.29           $7,422.66
1/15/99                                   $13,404.28           $7,241.37
1/19/99                                   $13,498.51           $7,180.94
1/20/99                                   $13,548.32           $7,120.52
1/21/99                                   $13,316.95           $7,311.87
1/22/99                                   $13,209.45           $7,321.94
1/25/99                                   $13,304.22           $7,261.52
1/26/99                                   $13,501.85           $7,130.59
1/27/99                                   $13,403.31           $7,221.23
1/28/99                                   $13,642.66           $7,120.52
1/29/99                                   $13,796.51           $7,029.87
2/01/99                                   $13,724.92           $7,080.23
2/02/99                                   $13,606.21           $7,090.30
2/03/99                                   $13,714.89           $7,039.94
2/04/99                                   $13,460.66           $7,160.80
2/05/99                                   $13,362.66           $7,251.44
2/08/99                                   $13,409.77           $7,221.23
2/09/99                                   $13,111.88           $7,392.44
2/10/99                                   $13,191.77           $7,352.16
2/11/99                                   $13,520.50           $7,130.59
2/12/99                                   $13,262.71           $7,332.02
2/16/99                                   $13,389.29           $7,311.87
2/17/99                                   $13,196.95           $7,382.37
2/18/99                                   $13,339.80           $7,332.02
2/19/99                                   $13,360.39           $7,291.73
2/22/99                                   $13,715.65           $7,090.30
2/23/99                                   $13,705.30           $7,090.30
2/24/99                                   $13,513.71           $7,201.09
2/25/99                                   $13,423.25           $7,271.59
2/26/99                                   $13,351.12           $7,301.80
3/01/99                                   $13,327.73           $7,281.66
3/02/99                                   $13,212.80           $7,342.09
3/03/99                                   $13,236.51           $7,332.02
3/04/99                                   $13,440.72           $7,231.30
3/05/99                                   $13,751.55           $7,060.09
3/08/99                                   $13,829.82           $7,019.80
3/09/99                                   $13,798.66           $7,039.94
3/10/99                                   $13,874.14           $6,989.59
3/11/99                                   $13,991.01           $6,898.94
3/12/99                                   $13,957.69           $6,989.59
3/15/99                                   $14,094.30           $6,909.01
3/16/99                                   $14,084.59           $6,909.01
3/17/99                                   $13,992.52           $6,949.30
3/18/99                                   $14,194.46           $6,858.66
3/19/99                                   $14,008.37           $6,959.37
3/22/99                                   $13,983.78           $6,949.30
3/23/99                                   $13,607.83           $7,150.73
3/24/99                                   $13,677.37           $7,110.44
3/25/99                                   $13,908.10           $6,979.51
3/26/99                                   $13,830.58           $7,019.80
3/29/99                                   $14,125.67           $6,909.01
3/30/99                                   $14,024.11           $6,909.01
3/31/99                                   $13,869.07           $7,029.87
4/01/99                                   $13,948.31           $6,969.44
4/05/99                                   $14,243.73           $6,818.37
4/06/99                                   $14,208.90           $6,838.51
4/07/99                                   $14,305.94           $6,798.23
4/08/99                                   $14,490.19           $6,707.59
4/09/99                                   $14,537.31           $6,687.44
4/12/99                                   $14,648.14           $6,627.01
4/13/99                                   $14,553.16           $6,677.37
4/14/99                                   $14,322.65           $6,778.09
4/15/99                                   $14,262.38           $6,818.37
4/16/99                                   $14,220.87           $6,858.66
4/19/99                                   $13,902.60           $6,969.44
4/20/99                                   $14,082.54           $6,898.94
4/21/99                                   $14,405.45           $6,697.51
4/22/99                                   $14,650.30           $6,606.87
4/23/99                                   $14,628.95           $6,627.01
4/26/99                                   $14,663.35           $6,596.80
4/27/99                                   $14,693.10           $6,576.66
4/28/99                                   $14,564.91           $6,657.23
4/29/99                                   $14,477.79           $6,717.66
4/30/99                                   $14,395.32           $6,768.01
5/03/99                                   $14,605.02           $6,667.30
5/04/99                                   $14,361.03           $6,747.87
5/05/99                                   $14,526.10           $6,697.51
5/06/99                                   $14,361.57           $6,747.87
5/07/99                                   $14,501.19           $6,707.59
5/10/99                                   $14,450.52           $6,727.73
5/11/99                                   $14,615.58           $6,687.44
5/12/99                                   $14,706.04           $6,627.01
5/13/99                                   $14,744.42           $6,616.94
5/14/99                                   $14,423.56           $6,808.30
5/17/99                                   $14,441.78           $6,808.30
5/18/99                                   $14,375.26           $6,798.23
5/19/99                                   $14,492.89           $6,757.94
5/20/99                                   $14,434.67           $6,788.16
5/21/99                                   $14,342.60           $6,818.37
5/24/99                                   $14,087.72           $6,909.01
5/25/99                                   $13,847.83           $7,060.09
5/26/99                                   $14,067.34           $6,959.37
5/27/99                                   $13,815.59           $7,050.02
5/28/99                                   $14,035.86           $6,989.59
6/01/99                                   $13,954.14           $6,999.66
6/02/99                                   $13,960.07           $6,999.66
6/03/99                                   $14,011.06           $6,949.30
6/04/99                                   $14,315.21           $6,808.30
6/07/99                                   $14,388.20           $6,796.21
6/08/99                                   $14,202.87           $6,850.60
6/09/99                                   $14,216.99           $6,870.74
6/10/99                                   $14,046.42           $6,933.19
6/11/99                                   $13,947.45           $6,993.61
6/14/99                                   $13,951.33           $6,993.61
6/15/99                                   $14,028.53           $6,943.26
6/16/99                                   $14,343.89           $6,820.39
6/17/99                                   $14,446.21           $6,761.97
6/18/99                                   $14,477.90           $6,755.93
6/21/99                                   $14,544.32           $6,741.83
6/22/99                                   $14,402.86           $6,794.20
6/23/99                                   $14,372.46           $6,828.44
6/24/99                                   $14,186.15           $6,876.79
6/25/99                                   $14,181.09           $6,898.94
6/28/99                                   $14,354.02           $6,820.39
6/29/99                                   $14,570.73           $6,757.94
6/30/99                                   $14,799.95           $6,633.06
7/01/99                                   $14,888.90           $6,578.67
7/02/99                                   $14,999.51           $6,514.21
7/06/99                                   $14,966.09           $6,526.30
7/07/99                                   $15,049.54           $6,522.27
7/08/99                                   $15,034.02           $6,520.26
7/09/99                                   $15,129.54           $6,479.97
7/12/99                                   $15,084.47           $6,502.13
7/13/99                                   $15,024.74           $6,530.33
7/14/99                                   $15,074.45           $6,504.14
7/15/99                                   $15,197.90           $6,459.83
7/16/99                                   $15,296.65           $6,423.57
7/19/99                                   $15,176.66           $6,467.89
7/20/99                                   $14,847.28           $6,606.87
7/21/99                                   $14,870.89           $6,616.94
7/22/99                                   $14,673.37           $6,703.56
7/23/99                                   $14,629.92           $6,729.74
7/26/99                                   $14,530.95           $6,770.03
7/27/99                                   $14,693.53           $6,725.71
7/28/99                                   $14,721.14           $6,705.57
7/29/99                                   $14,458.39           $6,798.23
7/30/99                                   $14,325.67           $6,888.87
8/02/99                                   $14,318.44           $6,868.73
8/03/99                                   $14,255.16           $6,907.00
8/04/99                                   $14,073.49           $7,007.71
8/05/99                                   $14,163.84           $6,945.27
8/06/99                                   $14,019.15           $7,017.79
8/09/99                                   $13,992.30           $7,035.91
8/10/99                                   $13,815.81           $7,106.42
8/11/99                                   $14,036.83           $7,023.83
8/12/99                                   $13,996.18           $7,029.87
8/13/99                                   $14,314.46           $6,870.74
8/16/99                                   $14,347.77           $6,838.51
8/17/99                                   $14,492.14           $6,796.21
8/18/99                                   $14,370.09           $6,860.67
8/19/99                                   $14,270.36           $6,900.96
8/20/99                                   $14,410.73           $6,832.47
8/23/99                                   $14,665.29           $6,705.57
8/24/99                                   $14,700.65           $6,681.40
8/25/99                                   $14,897.85           $6,614.93
8/26/99                                   $14,684.59           $6,691.47
8/27/99                                   $14,536.45           $6,768.01
8/30/99                                   $14,274.99           $6,894.91
8/31/99                                   $14,236.07           $6,927.14
                                              1 year  Since Inception(2)
U.S./Short Fund                             (26.77%)            (18.36%)
S&P 500 Index(1)                              37.90%              21.55%

The Potomac U.S./Short Fund seeks to inversely correlate to the performance of the S&P 500 Index. To achieve its objective, the Fund held short positions in S&P 500 futures contracts, Standard & Poor's Depository Receipts ("SPDRS"), and options on the S&P 500 Index. For the fiscal year ended August 31, 1999, the U.S./Short Fund posted a return of (26.77%). During the same period, the S&P 500 Index had a return of 37.90%. The U.S./Short Fund did not precisely achieve its goal of inversely correlating to the S&P 500 Index--to the advantage of the shareholders--because of a negative compounding effect resulting from inversely tracking a trending index.

(1)RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.
(2)AVERAGE ANNUAL RATE OF RETURN.
           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                                 OTC PLUS FUND
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OCTOBER 20, 1997 AUGUST 31, 1999
                                  NASDAQ 100 INDEX(1)       OTC PLUS FUND
10/20/97                                   $10,000.00          $10,000.00
10/21/97                                   $10,204.92          $10,050.00
10/22/97                                   $10,096.12           $9,930.00
10/23/97                                    $9,875.03           $9,800.00
10/24/97                                    $9,715.97           $9,690.00
10/27/97                                    $8,994.72           $9,590.00
10/28/97                                    $9,619.76           $9,710.00
10/29/97                                    $9,462.53           $9,550.00
10/30/97                                    $9,195.50           $9,260.00
10/31/97                                    $9,369.35           $9,490.00
11/03/97                                    $9,655.13           $9,710.00
11/04/97                                    $9,626.65           $9,710.00
11/05/97                                    $9,620.22           $9,720.00
11/06/97                                    $9,503.06           $9,560.00
11/07/97                                    $9,449.30           $9,500.00
11/10/97                                    $9,295.11           $9,410.00
11/11/97                                    $9,289.78           $9,400.00
11/12/97                                    $9,006.57           $9,010.00
11/13/97                                    $9,237.31           $9,310.00
11/14/97                                    $9,444.98           $9,560.00
11/17/97                                    $9,645.76           $9,820.00
11/18/97                                    $9,522.72           $9,650.00
11/19/97                                    $9,548.54           $9,660.00
11/20/97                                    $9,763.29           $9,950.00
11/21/97                                    $9,709.07           $9,880.00
11/24/97                                    $9,466.76           $9,570.00
11/25/97                                    $9,538.80           $9,660.00
11/26/97                                    $9,595.59           $9,740.00
11/28/97                                    $9,653.20           $9,810.00
12/01/97                                    $9,917.11          $10,150.00
12/02/97                                    $9,667.54           $9,830.00
12/03/97                                    $9,755.30           $9,940.00
12/04/97                                    $9,673.88           $9,830.00
12/05/97                                    $9,834.78          $10,040.00
12/08/97                                    $9,951.02          $10,180.00
12/09/97                                    $9,654.67           $9,810.00
12/10/97                                    $9,494.23           $9,610.00
12/11/97                                    $9,206.34           $9,110.00
12/12/97                                    $8,991.41           $8,840.00
12/15/97                                    $9,045.53           $8,870.00
12/16/97                                    $9,164.35           $9,030.00
12/17/97                                    $9,038.64           $8,870.00
12/18/97                                    $8,883.71           $8,670.00
12/19/97                                    $8,912.47           $8,720.00
12/22/97                                    $8,965.68           $8,750.00
12/23/97                                    $8,725.66           $8,460.00
12/24/97                                    $8,628.44           $8,340.00
12/26/97                                    $8,767.01           $8,510.00
12/29/97                                    $8,991.78           $8,790.00
12/30/97                                    $9,174.91           $9,020.00
12/31/97                                    $9,104.53           $8,920.00
1/02/98                                     $9,264.69           $9,100.00
1/05/98                                     $9,349.14           $9,200.00
1/06/98                                     $9,246.86           $9,080.00
1/07/98                                     $9,108.11           $8,910.00
1/08/98                                     $9,138.89           $8,950.00
1/09/98                                     $8,786.49           $8,510.00
1/12/98                                     $8,924.14           $8,670.00
1/13/98                                     $9,143.58           $8,940.00
1/14/98                                     $9,155.71           $8,940.00
1/15/98                                     $9,148.45           $8,920.00
1/16/98                                     $9,243.00           $9,050.00
1/20/98                                     $9,436.07           $9,290.00
1/21/98                                     $9,432.76           $9,280.00
1/22/98                                     $9,378.64           $9,220.00
1/23/98                                     $9,413.92           $9,270.00
1/26/98                                     $9,339.77           $9,160.00
1/27/98                                     $9,517.67           $9,400.00
1/28/98                                     $9,770.00           $9,710.00
1/29/98                                     $9,823.11           $9,770.00
1/30/98                                     $9,842.68           $9,800.00
2/02/98                                    $10,117.07          $10,140.00
2/03/98                                    $10,211.44          $10,250.00
2/04/98                                    $10,332.55          $10,410.00
2/05/98                                    $10,244.52          $10,280.00
2/06/98                                    $10,423.34          $10,500.00
2/09/98                                    $10,316.75          $10,370.00
2/10/98                                    $10,473.60          $10,570.00
2/11/98                                    $10,464.60          $10,560.00
2/12/98                                    $10,519.64          $10,630.00
2/13/98                                    $10,445.12          $10,520.00
2/17/98                                    $10,371.05          $10,440.00
2/18/98                                    $10,482.33          $10,570.00
2/19/98                                    $10,629.45          $10,760.00
2/20/98                                    $10,656.83          $10,800.00
2/23/98                                    $10,893.91          $11,100.00
2/24/98                                    $10,773.26          $10,950.00
2/25/98                                    $11,030.46          $11,280.00
2/26/98                                    $11,090.93          $11,350.00
2/27/98                                    $10,972.94          $11,190.00
3/02/98                                    $10,820.95          $11,000.00
3/03/98                                    $10,803.77          $10,980.00
3/04/98                                    $10,841.90          $11,020.00
3/05/98                                    $10,354.51          $10,390.00
3/06/98                                    $10,687.89          $10,790.00
3/09/98                                    $10,368.67          $10,380.00
3/10/98                                    $10,554.65          $10,610.00
3/11/98                                    $10,602.99          $10,660.00
3/12/98                                    $10,689.36          $10,770.00
3/13/98                                    $10,744.68          $10,840.00
3/16/98                                    $10,844.66          $10,970.00
3/17/98                                    $10,731.82          $10,830.00
3/18/98                                    $10,815.62          $10,930.00
3/19/98                                    $10,899.70          $11,030.00
3/20/98                                    $10,745.97          $10,830.00
3/23/98                                    $10,835.56          $10,950.00
3/24/98                                    $11,006.75          $11,170.00
3/25/98                                    $11,163.06          $11,360.00
3/26/98                                    $11,191.73          $11,400.00
3/27/98                                    $11,133.84          $11,320.00
3/30/98                                    $11,087.89          $11,260.00
3/31/98                                    $11,216.72          $11,420.00
4/01/98                                    $11,287.94          $11,510.00
4/02/98                                    $11,304.20          $11,530.00
4/03/98                                    $11,336.18          $11,570.00
4/06/98                                    $11,076.22          $11,230.00
4/07/98                                    $10,862.67          $10,960.00
4/08/98                                    $10,944.73          $11,060.00
4/09/98                                    $10,998.39          $11,130.00
4/13/98                                    $11,054.17          $11,200.00
4/14/98                                    $11,147.44          $11,310.00
4/15/98                                    $11,315.05          $11,520.00
4/16/98                                    $11,279.85          $11,480.00
4/17/98                                    $11,314.04          $11,520.00
4/20/98                                    $11,514.91          $11,780.00
4/21/98                                    $11,667.36          $11,980.00
4/22/98                                    $11,862.16          $12,230.00
4/23/98                                    $11,565.17          $11,840.00
4/24/98                                    $11,487.62          $11,730.00
4/27/98                                    $11,211.12          $11,370.00
4/28/98                                    $11,233.63          $11,400.00
4/29/98                                    $11,390.40          $11,600.00
4/30/98                                    $11,469.06          $11,700.00
5/01/98                                    $11,500.39          $11,730.00
5/04/98                                    $11,539.81          $11,780.00
5/05/98                                    $11,461.25          $11,670.00
5/06/98                                    $11,415.12          $11,610.00
5/07/98                                    $11,235.29          $11,400.00
5/08/98                                    $11,523.36          $11,760.00
5/11/98                                    $11,373.03          $11,570.00
5/12/98                                    $11,545.23          $11,800.00
5/13/98                                    $11,606.52          $11,880.00
5/14/98                                    $11,634.28          $11,910.00
5/15/98                                    $11,481.64          $11,710.00
5/18/98                                    $11,417.41          $11,630.00
5/19/98                                    $11,537.70          $11,780.00
5/20/98                                    $11,373.77          $11,570.00
5/21/98                                    $11,244.66          $11,390.00
5/22/98                                    $11,156.72          $11,280.00
5/26/98                                    $11,027.98          $11,120.00
5/27/98                                    $11,113.81          $11,230.00
5/28/98                                    $11,163.15          $11,290.00
5/29/98                                    $10,954.01          $11,010.00
6/01/98                                    $10,710.31          $10,710.00
6/02/98                                    $10,908.80          $10,950.00
6/03/98                                    $10,695.89          $10,660.00
6/04/98                                    $10,982.68          $11,040.00
6/05/98                                    $11,088.44          $11,170.00
6/08/98                                    $11,091.39          $11,170.00
6/09/98                                    $11,242.64          $11,350.00
6/10/98                                    $11,020.45          $11,070.00
6/11/98                                    $10,890.05          $10,910.00
6/12/98                                    $10,907.33          $10,940.00
6/15/98                                    $10,784.01          $10,790.00
6/16/98                                    $11,127.04          $11,210.00
6/17/98                                    $11,248.15          $11,360.00
6/18/98                                    $11,278.02          $11,400.00
6/19/98                                    $11,391.78          $11,550.00
6/22/98                                    $11,614.33          $11,840.00
6/23/98                                    $11,967.75          $12,290.00
6/24/98                                    $12,232.12          $12,620.00
6/25/98                                    $12,050.54          $12,380.00
6/26/98                                    $12,138.20          $12,500.00
6/29/98                                    $12,310.68          $12,720.00
6/30/98                                    $12,288.90          $12,690.00
7/01/98                                    $12,461.66          $12,920.00
7/02/98                                    $12,244.70          $12,630.00
7/06/98                                    $12,337.05          $12,750.00
7/07/98                                    $12,371.42          $12,790.00
7/08/98                                    $12,661.06          $13,180.00
7/09/98                                    $12,710.50          $13,240.00
7/10/98                                    $12,783.00          $13,340.00
7/13/98                                    $13,053.80          $13,700.00
7/14/98                                    $13,031.29          $13,670.00
7/15/98                                    $13,320.28          $14,050.00
7/16/98                                    $13,348.22          $14,080.00
7/17/98                                    $13,452.52          $14,220.00
7/20/98                                    $13,470.16          $14,220.00
7/21/98                                    $13,157.73          $13,800.00
7/22/98                                    $13,145.69          $13,800.00
7/23/98                                    $12,917.99          $13,500.00
7/24/98                                    $12,943.72          $13,530.00
7/27/98                                    $13,107.01          $13,750.00
7/28/98                                    $12,802.94          $13,340.00
7/29/98                                    $12,681.64          $13,180.00
7/30/98                                    $13,067.31          $13,690.00
7/31/98                                    $12,655.73          $13,150.00
8/03/98                                    $12,574.68          $13,040.00
8/04/98                                    $12,104.20          $12,440.00
8/05/98                                    $12,220.54          $12,590.00
8/06/98                                    $12,551.07          $13,020.00
8/07/98                                    $12,534.53          $12,990.00
8/10/98                                    $12,523.59          $12,970.00
8/11/98                                    $12,222.65          $12,590.00
8/12/98                                    $12,448.06          $12,880.00
8/13/98                                    $12,298.55          $12,690.00
8/14/98                                    $12,221.82          $12,580.00
8/17/98                                    $12,568.71          $13,050.00
8/18/98                                    $12,876.09          $13,440.00
8/19/98                                    $12,848.70          $13,390.00
8/20/98                                    $12,848.15          $13,410.00
8/21/98                                    $12,632.85          $13,130.00
8/24/98                                    $12,597.47          $13,070.00
8/25/98                                    $12,757.64          $13,300.00
8/26/98                                    $12,626.23          $13,130.00
8/27/98                                    $12,058.63          $12,400.00
8/28/98                                    $11,624.53          $11,830.00
8/31/98                                    $10,478.66          $10,410.00
9/01/98                                    $11,165.27          $11,240.00
9/02/98                                    $11,223.89          $11,300.00
9/03/98                                    $11,109.21          $11,170.00
9/04/98                                    $11,076.59          $11,110.00
9/08/98                                    $11,821.46          $12,060.00
9/09/98                                    $11,594.49          $11,760.00
9/10/98                                    $11,351.90          $11,450.00
9/11/98                                    $11,855.73          $12,090.00
9/14/98                                    $12,021.41          $12,300.00
9/15/98                                    $12,168.07          $12,470.00
9/16/98                                    $12,234.78          $12,550.00
9/17/98                                    $11,870.34          $12,070.00
9/18/98                                    $11,952.22          $12,180.00
9/21/98                                    $12,200.32          $12,500.00
9/22/98                                    $12,278.34          $12,590.00
9/23/98                                    $12,815.53          $13,290.00
9/24/98                                    $12,464.60          $12,820.00
9/25/98                                    $12,773.63          $13,240.00
9/28/98                                    $12,710.77          $13,140.00
9/29/98                                    $12,725.84          $13,180.00
9/30/98                                    $12,363.70          $12,700.00
10/01/98                                   $11,704.48          $11,840.00
10/02/98                                   $11,729.29          $11,890.00
10/05/98                                   $11,097.45          $11,070.00
10/06/98                                   $10,887.57          $10,840.00
10/07/98                                   $10,577.44          $10,440.00
10/08/98                                   $10,373.35          $10,200.00
10/09/98                                   $11,007.31          $11,000.00
10/12/98                                   $11,425.68          $11,500.00
10/13/98                                   $11,090.28          $11,060.00
10/14/98                                   $11,354.65          $11,400.00
10/15/98                                   $11,942.66          $12,140.00
10/16/98                                   $11,889.82          $12,050.00
10/19/98                                   $12,039.24          $12,250.00
10/20/98                                   $11,791.68          $11,910.00
10/21/98                                   $12,240.29          $12,490.00
10/22/98                                   $12,452.93          $12,780.00
10/23/98                                   $12,318.86          $12,580.00
10/26/98                                   $12,579.19          $12,930.00
10/27/98                                   $12,435.93          $12,730.00
10/28/98                                   $12,680.54          $13,060.00
10/29/98                                   $12,830.69          $13,240.00
10/30/98                                   $12,869.47          $13,280.00
11/02/98                                   $13,037.35          $13,490.00
11/03/98                                   $12,880.59          $13,270.00
11/04/98                                   $13,177.12          $13,670.00
11/05/98                                   $13,251.00          $13,770.00
11/06/98                                   $13,400.78          $13,970.00
11/09/98                                   $13,486.15          $14,080.00
11/10/98                                   $13,576.66          $14,180.00
11/11/98                                   $13,606.34          $14,260.00
11/12/98                                   $13,476.13          $14,070.00
11/13/98                                   $13,464.00          $14,050.00
11/16/98                                   $13,559.38          $14,170.00
11/17/98                                   $13,770.27          $14,450.00
11/18/98                                   $13,920.42          $14,640.00
11/19/98                                   $14,127.73          $14,900.00
11/20/98                                   $14,189.94          $14,990.00
11/23/98                                   $14,601.98          $15,540.00
11/24/98                                   $14,526.35          $15,430.00
11/25/98                                   $14,688.54          $15,650.00
11/27/98                                   $14,963.01          $16,020.00
11/30/98                                   $14,316.20          $15,140.00
12/01/98                                   $15,001.42          $16,080.00
12/02/98                                   $14,877.92          $15,900.00
12/03/98                                   $14,461.57          $15,350.00
12/04/98                                   $14,978.27          $16,040.00
12/07/98                                   $15,409.05          $16,600.00
12/08/98                                   $15,328.83          $16,490.00
12/09/98                                   $15,487.07          $16,700.00
12/10/98                                   $15,187.32          $16,300.00
12/11/98                                   $15,391.78          $16,570.00
12/14/98                                   $14,831.98          $15,877.98
12/15/98                                   $15,288.58          $16,430.00
12/16/98                                   $15,219.66          $16,339.67
12/17/98                                   $15,526.12          $16,741.13
12/18/98                                   $15,943.03          $17,303.18
12/21/98                                   $16,423.62          $17,985.68
12/22/98                                   $16,244.61          $17,734.76
12/23/98                                   $16,714.54          $18,427.29
12/24/98                                   $16,595.82          $18,216.52
12/28/98                                   $16,760.76          $18,417.25
12/29/98                                   $16,754.51          $18,397.18
12/30/98                                   $16,641.12          $18,116.15
12/31/98                                   $16,871.22          $18,216.52
1/04/99                                    $17,040.11          $18,497.55
1/05/99                                    $17,486.79          $19,129.85
1/06/99                                    $18,046.86          $19,882.60
1/07/99                                    $18,068.92          $19,912.71
1/08/99                                    $18,136.09          $20,003.04
1/11/99                                    $18,379.78          $20,344.29
1/12/99                                    $17,824.49          $19,581.50
1/13/99                                    $17,906.82          $19,681.87
1/14/99                                    $17,515.46          $19,139.89
1/15/99                                    $18,209.23          $20,093.37
1/19/99                                    $18,687.89          $20,735.72
1/20/99                                    $18,687.89          $20,745.76
1/21/99                                    $18,026.74          $19,782.24
1/22/99                                    $18,049.25          $19,832.42
1/25/99                                    $18,352.03          $20,274.03
1/26/99                                    $18,949.69          $21,087.00
1/27/99                                    $18,657.11          $20,675.50
1/28/99                                    $19,339.22          $21,608.91
1/29/99                                    $19,546.89          $21,889.93
2/01/99                                    $19,581.25          $21,930.08
2/02/99                                    $19,101.22          $21,257.62
2/03/99                                    $19,480.27          $21,779.53
2/04/99                                    $18,632.30          $20,605.24
2/05/99                                    $18,274.20          $20,083.34
2/08/99                                    $18,693.87          $20,665.46
2/09/99                                    $17,783.87          $19,400.84
2/10/99                                    $17,865.20          $19,511.25
2/11/99                                    $18,788.70          $20,765.83
2/12/99                                    $17,997.70          $19,671.83
2/16/99                                    $17,959.94          $19,601.58
2/17/99                                    $17,379.92          $18,838.79
2/18/99                                    $17,515.18          $18,999.38
2/19/99                                    $17,751.16          $19,310.51
2/22/99                                    $18,343.03          $20,123.48
2/23/99                                    $18,637.54          $20,494.84
2/24/99                                    $18,278.34          $20,033.15
2/25/99                                    $18,142.80          $19,812.35
2/26/99                                    $17,691.52          $19,220.18
3/01/99                                    $17,805.65          $19,370.73
3/02/99                                    $17,355.02          $18,748.46
3/03/99                                    $17,457.48          $18,878.94
3/04/99                                    $17,762.74          $19,260.33
3/05/99                                    $18,101.26          $19,762.16
3/08/99                                    $18,691.02          $20,545.02
3/09/99                                    $18,640.66          $20,474.77
3/10/99                                    $18,732.00          $20,625.32
3/11/99                                    $18,780.24          $20,675.50
3/12/99                                    $18,460.46          $20,213.81
3/15/99                                    $18,932.60          $20,866.20
3/16/99                                    $19,051.78          $21,026.78
3/17/99                                    $18,970.82          $20,926.42
3/18/99                                    $19,322.49          $21,398.14
3/19/99                                    $18,871.49          $20,735.72
3/22/99                                    $18,627.52          $20,414.55
3/23/99                                    $18,022.61          $19,581.50
3/24/99                                    $18,502.64          $20,243.92
3/25/99                                    $19,144.04          $21,117.11
3/26/99                                    $18,996.55          $20,906.34
3/29/99                                    $19,707.42          $21,879.90
3/30/99                                    $19,533.10          $21,639.02
3/31/99                                    $19,355.75          $21,398.14
4/01/99                                    $19,720.93          $21,889.93
4/05/99                                    $20,396.42          $22,833.38
4/06/99                                    $20,388.97          $22,823.34
4/07/99                                    $20,145.10          $22,482.10
4/08/99                                    $20,443.37          $22,893.60
4/09/99                                    $20,514.31          $22,993.97
4/12/99                                    $20,392.46          $22,813.31
4/13/99                                    $19,988.05          $22,271.33
4/14/99                                    $19,330.39          $21,337.92
4/15/99                                    $19,626.10          $21,749.42
4/16/99                                    $19,172.62          $21,046.86
4/19/99                                    $18,082.61          $19,601.58
4/20/99                                    $18,656.38          $20,374.40
4/21/99                                    $19,350.52          $21,368.03
4/22/99                                    $20,064.23          $22,311.47
4/23/99                                    $20,311.88          $22,652.72
4/26/99                                    $20,773.35          $23,295.06
4/27/99                                    $20,280.54          $22,622.61
4/28/99                                    $19,760.53          $21,859.82
4/29/99                                    $19,474.29          $21,458.36
4/30/99                                    $19,631.43          $21,729.35
5/03/99                                    $19,645.76          $21,709.27
5/04/99                                    $19,274.52          $21,197.40
5/05/99                                    $19,809.51          $21,950.15
5/06/99                                    $19,100.67          $20,966.56
5/07/99                                    $19,459.96          $21,448.32
5/10/99                                    $19,616.36          $21,659.09
5/11/99                                    $19,994.03          $22,160.92
5/12/99                                    $20,378.41          $22,682.83
5/13/99                                    $20,023.71          $22,201.07
5/14/99                                    $19,528.14          $21,518.58
5/17/99                                    $19,993.02          $22,140.85
5/18/99                                    $19,841.58          $21,950.15
5/19/99                                    $20,089.13          $22,291.40
5/20/99                                    $19,664.14          $21,679.16
5/21/99                                    $19,429.36          $21,347.95
5/24/99                                    $18,934.90          $20,665.46
5/25/99                                    $18,369.31          $19,892.64
5/26/99                                    $18,865.52          $20,555.06
5/27/99                                    $18,838.41          $20,534.99
5/28/99                                    $19,202.39          $21,016.75
6/01/99                                    $18,615.12          $20,243.92
6/02/99                                    $19,063.08          $20,826.05
6/03/99                                    $18,657.48          $20,294.11
6/04/99                                    $19,383.50          $21,257.62
6/07/99                                    $19,781.21          $21,799.60
6/08/99                                    $19,175.28          $20,966.56
6/09/99                                    $19,623.06          $21,558.72
6/10/99                                    $19,276.73          $21,117.11
6/11/99                                    $18,950.52          $20,685.54
6/14/99                                    $18,643.88          $20,253.96
6/15/99                                    $18,912.66          $20,605.24
6/16/99                                    $19,917.21          $21,970.23
6/17/99                                    $20,131.68          $22,261.29
6/18/99                                    $20,266.11          $22,441.95
6/21/99                                    $20,846.86          $23,234.84
6/22/99                                    $20,306.82          $22,492.13
6/23/99                                    $20,577.35          $22,853.45
6/24/99                                    $20,076.91          $22,170.96
6/25/99                                    $20,085.09          $22,170.96
6/28/99                                    $20,619.71          $22,883.56
6/29/99                                    $20,951.62          $23,345.25
6/30/99                                    $21,105.17          $23,586.13
7/01/99                                    $21,339.95          $23,907.30
7/02/99                                    $21,574.82          $24,248.55
7/06/99                                    $21,417.23          $24,027.74
7/07/99                                    $21,508.57          $24,128.11
7/08/99                                    $21,820.17          $24,549.65
7/09/99                                    $21,989.62          $24,800.56
7/12/99                                    $21,908.94          $24,670.09
7/13/99                                    $21,811.72          $24,539.61
7/14/99                                    $22,210.43          $25,111.70
7/15/99                                    $22,322.72          $25,252.21
7/16/99                                    $22,600.32          $25,643.64
7/19/99                                    $22,279.99          $25,202.03
7/20/99                                    $21,404.27          $23,967.52
7/21/99                                    $21,719.55          $24,358.95
7/22/99                                    $20,968.71          $23,355.28
7/23/99                                    $21,153.41          $23,566.05
7/26/99                                    $20,523.87          $22,712.94
7/27/99                                    $21,215.53          $23,616.24
7/28/99                                    $21,445.26          $23,987.59
7/29/99                                    $20,795.41          $23,084.30
7/30/99                                    $20,867.72          $23,164.59
8/02/99                                    $20,811.49          $23,084.30
8/03/99                                    $20,575.97          $22,763.12
8/04/99                                    $20,255.73          $22,311.47
8/05/99                                    $20,512.11          $22,642.68
8/06/99                                    $20,327.59          $22,401.80
8/09/99                                    $20,102.09          $22,080.63
8/10/99                                    $19,883.02          $21,779.53
8/11/99                                    $20,600.05          $22,753.09
8/12/99                                    $20,347.62          $22,401.80
8/13/99                                    $21,199.72          $23,576.09
8/16/99                                    $21,255.04          $23,666.42
8/17/99                                    $21,478.25          $23,957.48
8/18/99                                    $21,294.65          $23,706.57
8/19/99                                    $20,939.95          $23,214.77
8/20/99                                    $21,273.33          $23,696.53
8/23/99                                    $21,923.92          $24,599.83
8/24/99                                    $22,098.05          $24,820.64
8/25/99                                    $22,613.55          $25,553.31
8/26/99                                    $22,212.73          $24,991.26
8/27/99                                    $22,077.37          $24,770.45
8/30/99                                    $21,749.41          $24,328.84
8/31/99                                    $22,025.00          $24,690.16
                                               1 year  Since Inception(2)
OTC Plus Fund                                 137.18%              61.94%
NASDAQ 100 Index(1)                           110.36%              52.37%

The OTC Plus Fund is designed to return 125% of the Nasdaq 100 Index (NDX). This is done by investing in all 100 stocks in the NDX, as well as options contracts and futures contracts on the NDX to leverage the Fund's performance to the 125% level. The NDX is comprised of the 100 largest capitalized stocks in the Nasdaq Composite Index exclusive of financial and utility companies. Resulting from a heavy concentration in technology stocks such as Intel, Microsoft and Cisco, the OTC Plus Fund performed outstanding during the fiscal year, returning 137.18%. The newly emerging internet industry was a big winner for the Fund with the addition of such names as Amazon.com, At Home and Lycos. The Fund hit an all time high of $25.55 on July 16th, but declined to the end of the fiscal year.
                                 OTC/SHORT FUND
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OCTOBER 16, 1997 - AUGUST 31, 1999
                                    NASDAQ 100 INDEX(1)      OTC/SHORT FUND
10/16/97                                     $10,000.00          $10,000.00
10/17/97                                      $9,779.33          $10,410.00
10/20/97                                      $9,898.76          $10,110.00
10/21/97                                     $10,101.60           $9,720.00
10/22/97                                      $9,993.91           $9,740.00
10/23/97                                      $9,775.06           $9,950.00
10/24/97                                      $9,617.60          $10,170.00
10/27/97                                      $8,903.65          $10,940.00
10/28/97                                      $9,522.37          $10,260.00
10/29/97                                      $9,366.73          $10,430.00
10/30/97                                      $9,102.40          $10,720.00
10/31/97                                      $9,274.50          $10,520.00
11/03/97                                      $9,557.39          $10,200.00
11/04/97                                      $9,529.19          $10,220.00
11/05/97                                      $9,522.82          $10,190.00
11/06/97                                      $9,406.85          $10,290.00
11/07/97                                      $9,353.64          $10,390.00
11/10/97                                      $9,201.00          $10,560.00
11/11/97                                      $9,195.73          $10,570.00
11/12/97                                      $8,915.39          $10,890.00
11/13/97                                      $9,143.79          $10,620.00
11/14/97                                      $9,349.36          $10,380.00
11/17/97                                      $9,548.11          $10,150.00
11/18/97                                      $9,426.31          $10,290.00
11/19/97                                      $9,451.87          $10,260.00
11/20/97                                      $9,664.45          $10,020.00
11/21/97                                      $9,610.78          $10,080.00
11/24/97                                      $9,370.92          $10,450.00
11/25/97                                      $9,442.23          $10,360.00
11/26/97                                      $9,498.44          $10,300.00
11/28/97                                      $9,555.48          $10,210.00
12/01/97                                      $9,816.71          $10,040.00
12/02/97                                      $9,569.67          $10,290.00
12/03/97                                      $9,656.53          $10,190.00
12/04/97                                      $9,575.94          $10,270.00
12/05/97                                      $9,735.21          $10,120.00
12/08/97                                      $9,850.28           $9,990.00
12/09/97                                      $9,556.93          $10,280.00
12/10/97                                      $9,398.12          $10,470.00
12/11/97                                      $9,113.14          $10,690.00
12/12/97                                      $8,900.38          $10,890.00
12/15/97                                      $8,953.96          $10,870.00
12/16/97                                      $9,071.57          $10,750.00
12/17/97                                      $8,947.13          $10,900.00
12/18/97                                      $8,793.77          $11,080.00
12/19/97                                      $8,822.25          $11,050.00
12/22/97                                      $8,874.91          $10,980.00
12/23/97                                      $8,637.32          $11,280.00
12/24/97                                      $8,541.09          $11,400.00
12/26/97                                      $8,678.26          $11,220.00
12/29/97                                      $8,900.74          $10,900.00
12/30/97                                      $9,082.03          $10,660.00
12/31/97                                      $9,012.35          $10,710.00
1/02/98                                       $9,170.90          $10,590.00
1/05/98                                       $9,254.49          $10,540.00
1/06/98                                       $9,153.25          $10,600.00
1/07/98                                       $9,015.90          $10,740.00
1/08/98                                       $9,046.37          $10,740.00
1/09/98                                       $8,697.54          $11,130.00
1/12/98                                       $8,833.80          $10,940.00
1/13/98                                       $9,051.01          $10,660.00
1/14/98                                       $9,063.02          $10,750.00
1/15/98                                       $9,055.83          $10,750.00
1/16/98                                       $9,149.43          $10,660.00
1/20/98                                       $9,340.54          $10,440.00
1/21/98                                       $9,337.26          $10,370.00
1/22/98                                       $9,283.69          $10,420.00
1/23/98                                       $9,318.62          $10,370.00
1/26/98                                       $9,245.21          $10,450.00
1/27/98                                       $9,421.31          $10,240.00
1/28/98                                       $9,671.09           $9,970.00
1/29/98                                       $9,723.66           $9,920.00
1/30/98                                       $9,743.04           $9,890.00
2/02/98                                      $10,014.64           $9,620.00
2/03/98                                      $10,108.06           $9,530.00
2/04/98                                      $10,227.95           $9,420.00
2/05/98                                      $10,140.81           $8,900.00
2/06/98                                      $10,317.82           $8,740.00
2/09/98                                      $10,212.30           $8,840.00
2/10/98                                      $10,367.57           $8,700.00
2/11/98                                      $10,358.66           $8,710.00
2/12/98                                      $10,413.14           $8,660.00
2/13/98                                      $10,339.37           $8,740.00
2/17/98                                      $10,266.06           $8,800.00
2/18/98                                      $10,376.21           $8,700.00
2/19/98                                      $10,521.84           $8,588.00
2/20/98                                      $10,548.95           $8,620.00
2/23/98                                      $10,783.62           $8,440.00
2/24/98                                      $10,664.19           $8,520.00
2/25/98                                      $10,918.79           $8,330.00
2/26/98                                      $10,978.64           $8,250.00
2/27/98                                      $10,861.85           $8,340.00
3/02/98                                      $10,711.40           $8,460.00
3/03/98                                      $10,694.39           $8,470.00
3/04/98                                      $10,732.14           $8,440.00
3/05/98                                      $10,249.69           $8,830.00
3/06/98                                      $10,579.69           $8,550.00
3/09/98                                      $10,263.69           $8,810.00
3/10/98                                      $10,447.80           $8,650.00
3/11/98                                      $10,495.64           $8,620.00
3/12/98                                      $10,581.15           $8,540.00
3/13/98                                      $10,635.90           $8,500.00
3/16/98                                      $10,734.87           $8,420.00
3/17/98                                      $10,623.17           $8,510.00
3/18/98                                      $10,706.13           $8,440.00
3/19/98                                      $10,789.35           $8,370.00
3/20/98                                      $10,637.18           $8,500.00
3/23/98                                      $10,725.86           $8,420.00
3/24/98                                      $10,895.32           $8,290.00
3/25/98                                      $11,050.05           $8,170.00
3/26/98                                      $11,078.43           $8,150.00
3/27/98                                      $11,021.12           $8,190.00
3/30/98                                      $10,975.64           $8,220.00
3/31/98                                      $11,103.17           $8,150.00
4/01/98                                      $11,173.66           $8,100.00
4/02/98                                      $11,189.76           $8,090.00
4/03/98                                      $11,221.42           $8,070.00
4/06/98                                      $10,964.09           $8,260.00
4/07/98                                      $10,752.70           $8,420.00
4/08/98                                      $10,833.92           $8,350.00
4/09/98                                      $10,887.05           $8,300.00
4/13/98                                      $10,942.26           $8,260.00
4/14/98                                      $11,034.58           $8,190.00
4/15/98                                      $11,200.49           $8,060.00
4/16/98                                      $11,165.66           $8,090.00
4/17/98                                      $11,199.49           $8,070.00
4/20/98                                      $11,398.33           $7,920.00
4/21/98                                      $11,549.24           $7,810.00
4/22/98                                      $11,742.07           $7,670.00
4/23/98                                      $11,448.09           $7,860.00
4/24/98                                      $11,371.32           $7,920.00
4/27/98                                      $11,097.62           $8,110.00
4/28/98                                      $11,119.90           $8,100.00
4/29/98                                      $11,275.08           $7,990.00
4/30/98                                      $11,352.94           $7,940.00
5/01/98                                      $11,383.96           $7,920.00
5/04/98                                      $11,422.98           $7,890.00
5/05/98                                      $11,345.21           $7,950.00
5/06/98                                      $11,299.55           $7,980.00
5/07/98                                      $11,121.54           $8,110.00
5/08/98                                      $11,406.70           $7,900.00
5/11/98                                      $11,257.89           $8,000.00
5/12/98                                      $11,428.35           $7,870.00
5/13/98                                      $11,489.02           $7,830.00
5/14/98                                      $11,516.49           $7,810.00
5/15/98                                      $11,365.41           $7,910.00
5/18/98                                      $11,301.82           $7,950.00
5/19/98                                      $11,420.89           $7,870.00
5/20/98                                      $11,258.62           $7,980.00
5/21/98                                      $11,130.82           $8,070.00
5/22/98                                      $11,043.77           $8,140.00
5/26/98                                      $10,916.33           $8,230.00
5/27/98                                      $11,001.29           $8,160.00
5/28/98                                      $11,050.14           $8,130.00
5/29/98                                      $10,843.11           $8,290.00
6/01/98                                      $10,601.88           $8,470.00
6/02/98                                      $10,798.36           $8,310.00
6/03/98                                      $10,587.60           $8,480.00
6/04/98                                      $10,871.49           $8,250.00
6/05/98                                      $10,976.19           $8,160.00
6/08/98                                      $10,979.10           $8,170.00
6/09/98                                      $11,128.82           $8,060.00
6/10/98                                      $10,908.88           $8,220.00
6/11/98                                      $10,779.80           $8,310.00
6/12/98                                      $10,796.90           $8,300.00
6/15/98                                      $10,674.83           $8,390.00
6/16/98                                      $11,014.39           $8,120.00
6/17/98                                      $11,134.28           $8,030.00
6/18/98                                      $11,163.84           $8,010.00
6/19/98                                      $11,276.45           $7,930.00
6/22/98                                      $11,496.75           $7,760.00
6/23/98                                      $11,846.59           $7,520.00
6/24/98                                      $12,108.28           $7,360.00
6/25/98                                      $11,928.54           $7,470.00
6/26/98                                      $12,015.32           $7,420.00
6/29/98                                      $12,186.05           $7,310.00
6/30/98                                      $12,164.49           $7,320.00
7/01/98                                      $12,335.50           $7,210.00
7/02/98                                      $12,120.74           $7,340.00
7/06/98                                      $12,212.16           $7,280.00
7/07/98                                      $12,246.18           $7,260.00
7/08/98                                      $12,532.88           $7,080.00
7/09/98                                      $12,581.82           $7,050.00
7/10/98                                      $12,653.59           $7,010.00
7/13/98                                      $12,921.65           $6,850.00
7/14/98                                      $12,899.36           $6,860.00
7/15/98                                      $13,185.43           $6,700.00
7/16/98                                      $13,213.08           $6,690.00
7/17/98                                      $13,316.32           $6,630.00
7/20/98                                      $13,333.79           $6,640.00
7/21/98                                      $13,024.52           $6,800.00
7/22/98                                      $13,012.61           $6,800.00
7/23/98                                      $12,787.21           $6,920.00
7/24/98                                      $12,812.68           $6,900.00
7/27/98                                      $12,974.31           $6,820.00
7/28/98                                      $12,673.32           $6,980.00
7/29/98                                      $12,553.26           $7,050.00
7/30/98                                      $12,935.02           $6,830.00
7/31/98                                      $12,527.61           $7,060.00
8/03/98                                      $12,447.38           $7,100.00
8/04/98                                      $11,981.66           $7,400.00
8/05/98                                      $12,096.82           $7,330.00
8/06/98                                      $12,424.00           $7,120.00
8/07/98                                      $12,407.63           $7,140.00
8/10/98                                      $12,396.81           $7,150.00
8/11/98                                      $12,098.91           $7,320.00
8/12/98                                      $12,322.04           $7,190.00
8/13/98                                      $12,174.04           $7,270.00
8/14/98                                      $12,098.09           $7,320.00
8/17/98                                      $12,441.47           $7,110.00
8/18/98                                      $12,745.73           $6,930.00
8/19/98                                      $12,718.62           $6,950.00
8/20/98                                      $12,718.08           $6,940.00
8/21/98                                      $12,504.96           $7,060.00
8/24/98                                      $12,469.94           $7,080.00
8/25/98                                      $12,628.48           $6,990.00
8/26/98                                      $12,498.41           $7,050.00
8/27/98                                      $11,936.55           $7,370.00
8/28/98                                      $11,506.85           $7,630.00
8/31/98                                      $10,372.57           $8,380.00
9/01/98                                      $11,052.23           $7,830.00
9/02/98                                      $11,110.26           $7,800.00
9/03/98                                      $10,996.74           $7,870.00
9/04/98                                      $10,964.45           $7,900.00
9/08/98                                      $11,701.78           $7,370.00
9/09/98                                      $11,477.11           $7,510.00
9/10/98                                      $11,236.97           $7,670.00
9/11/98                                      $11,735.71           $7,330.00
9/14/98                                      $11,899.71           $7,230.00
9/15/98                                      $12,044.88           $7,150.00
9/16/98                                      $12,110.92           $7,110.00
9/17/98                                      $11,750.17           $7,330.00
9/18/98                                      $11,831.21           $7,280.00
9/21/98                                      $12,076.81           $7,130.00
9/22/98                                      $12,154.03           $7,080.00
9/23/98                                      $12,685.79           $6,770.00
9/24/98                                      $12,338.41           $6,960.00
9/25/98                                      $12,644.31           $6,790.00
9/28/98                                      $12,582.09           $6,810.00
9/29/98                                      $12,597.01           $6,800.00
9/30/98                                      $12,238.53           $6,990.00
10/01/98                                     $11,585.98           $7,360.00
10/02/98                                     $11,610.54           $7,350.00
10/05/98                                     $10,985.10           $7,750.00
10/06/98                                     $10,777.35           $7,900.00
10/07/98                                     $10,470.36           $8,120.00
10/08/98                                     $10,268.33           $8,270.00
10/09/98                                     $10,895.87           $7,760.00
10/12/98                                     $11,310.01           $7,460.00
10/13/98                                     $10,978.01           $7,680.00
10/14/98                                     $11,239.70           $7,500.00
10/15/98                                     $11,821.75           $7,120.00
10/16/98                                     $11,769.45           $7,150.00
10/19/98                                     $11,917.35           $7,060.00
10/20/98                                     $11,672.31           $7,210.00
10/21/98                                     $12,116.38           $6,930.00
10/22/98                                     $12,326.86           $6,810.00
10/23/98                                     $12,194.15           $6,890.00
10/26/98                                     $12,451.84           $6,740.00
10/27/98                                     $12,310.03           $6,820.00
10/28/98                                     $12,552.17           $6,690.00
10/29/98                                     $12,700.80           $6,610.00
10/30/98                                     $12,739.18           $6,590.00
11/02/98                                     $12,905.37           $6,510.00
11/03/98                                     $12,750.19           $6,590.00
11/04/98                                     $13,043.72           $6,440.00
11/05/98                                     $13,116.85           $6,400.00
11/06/98                                     $13,265.11           $6,320.00
11/09/98                                     $13,349.62           $6,280.00
11/10/98                                     $13,439.21           $6,250.00
11/11/98                                     $13,468.59           $6,220.00
11/12/98                                     $13,339.70           $6,280.00
11/13/98                                     $13,327.69           $6,290.00
11/16/98                                     $13,422.11           $6,240.00
11/17/98                                     $13,630.87           $6,140.00
11/18/98                                     $13,779.49           $6,090.00
11/19/98                                     $13,984.70           $5,990.00
11/20/98                                     $14,046.28           $5,960.00
11/23/98                                     $14,454.15           $5,790.00
11/24/98                                     $14,379.29           $5,810.00
11/25/98                                     $14,539.83           $5,760.00
11/27/98                                     $14,811.53           $5,650.00
11/30/98                                     $14,171.26           $5,920.00
12/01/98                                     $14,849.55           $5,620.00
12/02/98                                     $14,727.30           $5,670.00
12/03/98                                     $14,315.16           $5,830.00
12/04/98                                     $14,826.63           $5,620.00
12/07/98                                     $15,253.05           $5,460.00
12/08/98                                     $15,173.64           $5,490.00
12/09/98                                     $15,330.28           $5,430.00
12/10/98                                     $15,033.56           $5,540.00
12/11/98                                     $15,235.95           $5,460.00
12/14/98                                     $14,681.82           $5,675.27
12/15/98                                     $15,133.80           $5,495.11
12/16/98                                     $15,065.58           $5,515.12
12/17/98                                     $15,368.94           $5,405.02
12/18/98                                     $15,781.62           $5,254.88
12/21/98                                     $16,257.35           $5,084.72
12/22/98                                     $16,080.15           $5,154.79
12/23/98                                     $16,545.33           $4,994.64
12/24/98                                     $16,427.81           $5,034.68
12/28/98                                     $16,591.08           $4,994.64
12/29/98                                     $16,584.89           $4,994.64
12/30/98                                     $16,472.65           $5,054.70
12/31/98                                     $16,700.41           $5,034.68
1/04/99                                      $16,867.60           $4,974.62
1/05/99                                      $17,309.76           $4,824.48
1/06/99                                      $17,864.16           $4,654.32
1/07/99                                      $17,885.99           $4,654.32
1/08/99                                      $17,952.48           $4,634.31
1/11/99                                      $18,193.71           $4,564.24
1/12/99                                      $17,644.04           $4,704.37
1/13/99                                      $17,725.54           $4,674.34
1/14/99                                      $17,338.14           $4,784.45
1/15/99                                      $18,024.89           $4,604.28
1/19/99                                      $18,498.70           $4,444.13
1/20/99                                      $18,498.70           $4,424.11
1/21/99                                      $17,844.24           $4,584.26
1/22/99                                      $17,866.52           $4,594.27
1/25/99                                      $18,166.24           $4,504.19
1/26/99                                      $18,757.84           $4,334.03
1/27/99                                      $18,468.23           $4,394.08
1/28/99                                      $19,143.43           $4,223.92
1/29/99                                      $19,349.00           $4,183.89
2/01/99                                      $19,383.02           $4,173.88
2/02/99                                      $18,907.84           $4,273.97
2/03/99                                      $19,283.05           $4,193.90
2/04/99                                      $18,443.67           $4,364.05
2/05/99                                      $18,089.20           $4,464.15
2/08/99                                      $18,504.61           $4,354.05
2/09/99                                      $17,603.83           $4,564.24
2/10/99                                      $17,684.33           $4,554.23
2/11/99                                      $18,598.48           $4,324.02
2/12/99                                      $17,815.50           $4,504.19
2/16/99                                      $17,778.11           $4,514.19
2/17/99                                      $17,203.97           $4,664.33
2/18/99                                      $17,337.86           $4,624.30
2/19/99                                      $17,571.45           $4,564.24
2/22/99                                      $18,157.33           $4,414.10
2/23/99                                      $18,448.85           $4,344.04
2/24/99                                      $18,093.29           $4,424.11
2/25/99                                      $17,959.12           $4,454.14
2/26/99                                      $17,512.42           $4,564.24
3/01/99                                      $17,625.39           $4,534.21
3/02/99                                      $17,179.32           $4,644.32
3/03/99                                      $17,280.74           $4,624.30
3/04/99                                      $17,582.91           $4,544.22
3/05/99                                      $17,918.01           $4,454.14
3/08/99                                      $18,501.79           $4,304.00
3/09/99                                      $18,451.95           $4,304.00
3/10/99                                      $18,542.36           $4,283.98
3/11/99                                      $18,590.11           $4,263.96
3/12/99                                      $18,273.57           $4,344.04
3/15/99                                      $18,740.93           $4,233.93
3/16/99                                      $18,858.90           $4,213.92
3/17/99                                      $18,778.77           $4,223.92
3/18/99                                      $19,126.87           $4,143.85
3/19/99                                      $18,680.44           $4,243.94
3/22/99                                      $18,438.94           $4,293.99
3/23/99                                      $17,840.15           $4,434.12
3/24/99                                      $18,315.32           $4,314.01
3/25/99                                      $18,950.23           $4,153.86
3/26/99                                      $18,804.24           $4,183.89
3/29/99                                      $19,507.90           $4,033.75
3/30/99                                      $19,335.35           $4,063.78
3/31/99                                      $19,159.80           $4,093.80
4/01/99                                      $19,521.27           $4,023.74
4/05/99                                      $20,189.92           $3,883.61
4/06/99                                      $20,182.56           $3,883.61
4/07/99                                      $19,941.15           $3,933.65
4/08/99                                      $20,236.41           $3,883.61
4/09/99                                      $20,306.63           $3,863.59
4/12/99                                      $20,186.01           $3,893.62
4/13/99                                      $19,785.70           $3,963.68
4/14/99                                      $19,134.69           $4,093.80
4/15/99                                      $19,427.41           $4,033.75
4/16/99                                      $18,978.51           $4,133.84
4/19/99                                      $17,899.54           $4,364.05
4/20/99                                      $18,467.50           $4,223.92
4/21/99                                      $19,154.62           $4,063.78
4/22/99                                      $19,861.10           $3,903.63
4/23/99                                      $20,106.24           $3,853.58
4/26/99                                      $20,563.04           $3,773.51
4/27/99                                      $20,075.22           $3,853.58
4/28/99                                      $19,560.48           $3,963.68
4/29/99                                      $19,277.14           $4,013.73
4/30/99                                      $19,432.68           $3,983.70
5/03/99                                      $19,446.87           $3,983.70
5/04/99                                      $19,079.39           $4,053.77
5/05/99                                      $19,608.96           $3,943.66
5/06/99                                      $18,907.29           $4,083.79
5/07/99                                      $19,262.95           $4,013.73
5/10/99                                      $19,417.76           $3,983.70
5/11/99                                      $19,791.61           $3,903.63
5/12/99                                      $20,172.10           $3,823.55
5/13/99                                      $19,820.99           $3,893.62
5/14/99                                      $19,330.44           $3,983.70
5/17/99                                      $19,790.61           $3,893.62
5/18/99                                      $19,640.71           $3,913.64
5/19/99                                      $19,885.75           $3,863.59
5/20/99                                      $19,465.06           $3,953.67
5/21/99                                      $19,232.66           $4,003.72
5/24/99                                      $18,743.20           $4,103.81
5/25/99                                      $18,183.34           $4,223.92
5/26/99                                      $18,674.53           $4,113.82
5/27/99                                      $18,647.69           $4,123.83
5/28/99                                      $19,007.99           $4,043.76
6/01/99                                      $18,426.66           $4,163.87
6/02/99                                      $18,870.09           $4,063.78
6/03/99                                      $18,468.59           $4,143.85
6/04/99                                      $19,187.27           $3,993.71
6/07/99                                      $19,580.95           $3,909.63
6/08/99                                      $18,981.15           $4,017.73
6/09/99                                      $19,424.40           $3,921.64
6/10/99                                      $19,081.57           $3,993.71
6/11/99                                      $18,758.66           $4,061.77
6/14/99                                      $18,455.13           $4,125.83
6/15/99                                      $18,721.19           $4,067.78
6/16/99                                      $19,715.57           $3,847.57
6/17/99                                      $19,927.87           $3,803.53
6/18/99                                      $20,060.94           $3,777.51
6/21/99                                      $20,635.81           $3,667.41
6/22/99                                      $20,101.24           $3,765.50
6/23/99                                      $20,369.03           $3,713.45
6/24/99                                      $19,873.66           $3,803.53
6/25/99                                      $19,881.75           $3,801.53
6/28/99                                      $20,410.96           $3,699.44
6/29/99                                      $20,739.51           $3,639.38
6/30/99                                      $20,891.50           $3,617.36
7/01/99                                      $21,123.91           $3,575.32
7/02/99                                      $21,356.40           $3,539.29
7/06/99                                      $21,200.40           $3,561.31
7/07/99                                      $21,290.82           $3,535.28
7/08/99                                      $21,599.27           $3,475.23
7/09/99                                      $21,767.00           $3,455.21
7/12/99                                      $21,687.13           $3,469.22
7/13/99                                      $21,590.90           $3,487.24
7/14/99                                      $21,985.57           $3,421.18
7/15/99                                      $22,096.73           $3,405.16
7/16/99                                      $22,371.52           $3,359.12
7/19/99                                      $22,054.43           $3,413.17
7/20/99                                      $21,187.58           $3,533.28
7/21/99                                      $21,499.66           $3,481.23
7/22/99                                      $20,756.43           $3,601.35
7/23/99                                      $20,939.26           $3,571.32
7/26/99                                      $20,316.09           $3,679.42
7/27/99                                      $21,000.75           $3,549.30
7/28/99                                      $21,228.15           $3,511.26
7/29/99                                      $20,584.88           $3,617.36
7/30/99                                      $20,656.46           $3,611.36
8/02/99                                      $20,600.79           $3,621.36
8/03/99                                      $20,367.66           $3,661.40
8/04/99                                      $20,050.67           $3,723.46
8/05/99                                      $20,304.44           $3,677.42
8/06/99                                      $20,121.80           $3,711.45
8/09/99                                      $19,898.58           $3,753.49
8/10/99                                      $19,681.73           $3,793.52
8/11/99                                      $20,391.49           $3,659.40
8/12/99                                      $20,141.63           $3,707.44
8/13/99                                      $20,985.10           $3,553.30
8/16/99                                      $21,039.86           $3,537.29
8/17/99                                      $21,260.80           $3,509.26
8/18/99                                      $21,079.06           $3,539.29
8/19/99                                      $20,727.96           $3,595.34
8/20/99                                      $21,057.96           $3,537.29
8/23/99                                      $21,701.96           $3,429.19
8/24/99                                      $21,874.33           $3,401.16
8/25/99                                      $22,384.62           $3,327.09
8/26/99                                      $21,987.85           $3,387.15
8/27/99                                      $21,853.86           $3,411.17
8/30/99                                      $21,529.22           $3,461.22
8/31/99                                      $21,802.02           $3,415.17
                                                 1 year  Since Inception(2)
OTC/Short Fund                                 (59.25%)            (43.43%)
NASDAQ 100 Index(1)                             110.36%              51.17%

The Potomac OTC/Short Fund seeks to provide investment results that inversely correlate to the performance of the Nasdaq 100 Index. In order to achieve its objective, the Fund engaged in short sales of stock from all 100 companies comprising the Nasdaq 100 Index. For liquidity purposes, the Fund--from time to time--held a small percentage of the portfolio in Nasdaq 100 Index futures positions as well. For the fiscal year ended August 31, 1999, the OTC/Short Fund posted a total return of (59.25%). During the same period, the Nasdaq 100 Index had a return of 110.36%. The OTC/Short Fund did not precisely achieve its goal of inversely correlating to the Nasdaq 100 Index--to the advantage of the shareholders--because of a negative compounding effect resulting from inversely tracking a trending index.

(1)RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.
(2)AVERAGE ANNUAL RATE OF RETURN.
           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FEBRUARY 22, 1999 - AUGUST 31, 1999
                                                             SMALL CAP
                                     RUSSELL 2000 INDEX(1)   PLUS FUND
2/19/99                                         $10,000.00  $10,000.00
2/22/99                                          10,140.71   10,170.00
2/23/99                                          10,171.04   10,220.00
2/24/99                                          10,075.45   10,030.00
2/25/99                                          10,009.94    9,960.00
2/26/99                                           9,998.98    9,880.00
3/01/99                                          10,053.28   10,000.00
3/02/99                                          10,054.30   10,010.00
3/03/99                                           9,991.08    9,950.00
3/04/99                                          10,043.84   10,070.00
3/05/99                                          10,145.55   10,170.00
3/08/99                                          10,197.81   10,250.00
3/09/99                                          10,175.89   10,110.00
3/10/99                                          10,224.83   10,210.00
3/11/99                                          10,223.81   10,200.00
3/12/99                                          10,154.98   10,060.00
3/15/99                                          10,217.69   10,140.00
3/16/99                                          10,175.12   10,090.00
3/17/99                                          10,156.26   10,120.00
3/18/99                                          10,184.81   10,160.00
3/19/99                                          10,109.10    9,910.00
3/22/99                                          10,022.94    9,810.00
3/23/99                                           9,772.37    9,660.00
3/24/99                                           9,798.62    9,760.00
3/25/99                                          10,017.59   10,110.00
3/26/99                                          10,041.30   10,160.00
3/29/99                                          10,190.16   10,360.00
3/30/99                                          10,165.18   10,310.00
3/31/99                                          10,135.87   10,170.00
4/01/99                                          10,164.16   10,290.00
4/05/99                                          10,254.65   10,410.00
4/06/99                                          10,223.81   10,360.00
4/07/99                                          10,139.43   10,160.00
4/08/99                                          10,193.48   10,330.00
4/09/99                                          10,345.65   10,570.00
4/12/99                                          10,510.32   10,830.00
4/13/99                                          10,635.74   10,980.00
4/14/99                                          10,639.56   10,970.00
4/15/99                                          10,649.25   10,990.00
4/16/99                                          10,746.37   11,040.00
4/19/99                                          10,513.38   10,720.00
4/20/99                                          10,587.31   10,810.00
4/21/99                                          10,873.57   11,250.00
4/22/99                                          10,931.69   11,270.00
4/23/99                                          11,005.10   11,290.00
4/26/99                                          11,087.69   11,510.00
4/27/99                                          11,092.53   11,500.00
4/28/99                                          11,050.98   11,430.00
4/29/99                                          11,033.65   11,310.00
4/30/99                                          11,032.63   11,290.00
5/03/99                                          11,044.61   11,470.00
5/04/99                                          11,027.02   11,300.00
5/05/99                                          11,069.84   11,390.00
5/06/99                                          11,047.16   11,340.00
5/07/99                                          11,116.75   11,500.00
5/10/99                                          11,263.06   11,750.00
5/11/99                                          11,389.50   11,870.00
5/12/99                                          11,451.95   11,910.00
5/13/99                                          11,492.23   11,960.00
5/14/99                                          11,295.69   11,590.00
5/17/99                                          11,250.32   11,640.00
5/18/99                                          11,278.36   11,710.00
5/19/99                                          11,372.42   11,870.00
5/20/99                                          11,420.34   11,910.00
5/21/99                                          11,448.89   11,960.00
5/24/99                                          11,225.85   11,540.00
5/25/99                                          11,074.43   11,380.00
5/26/99                                          11,098.90   11,390.00
5/27/99                                          11,035.43   11,380.00
5/28/99                                          11,182.26   11,570.00
6/01/99                                          11,151.16   11,560.00
6/02/99                                          11,132.81   11,420.00
6/03/99                                          11,113.43   11,400.00
6/04/99                                          11,275.30   11,620.00
6/07/99                                          11,385.42   11,820.00
6/08/99                                          11,311.75   11,640.00
6/09/99                                          11,348.20   11,750.00
6/10/99                                          11,273.77   11,620.00
6/11/99                                          11,165.18   11,440.00
6/14/99                                          11,000.00   11,270.00
6/15/99                                          11,063.22   11,340.00
6/16/99                                          11,246.50   11,590.00
6/17/99                                          11,302.07   11,620.00
6/18/99                                          11,344.63   11,730.00
6/21/99                                          11,456.54   11,890.00
6/22/99                                          11,402.75   11,840.00
6/23/99                                          11,395.36   11,720.00
6/24/99                                          11,296.46   11,650.00
6/25/99                                          11,295.18   11,640.00
6/28/99                                          11,435.38   11,870.00
6/29/99                                          11,574.82   11,990.00
6/30/99                                          11,666.58   12,130.00
7/01/99                                          11,583.48   12,030.00
7/02/99                                          11,636.76   12,120.00
7/06/99                                          11,637.78   12,110.00
7/07/99                                          11,539.38   11,880.00
7/08/99                                          11,591.89   11,960.00
7/09/99                                          11,674.23   12,100.00
7/12/99                                          11,707.88   12,110.00
7/13/99                                          11,677.54   12,050.00
7/14/99                                          11,762.94   12,260.00
7/15/99                                          11,873.57   12,380.00
7/16/99                                          11,859.80   12,330.00
7/19/99                                          11,760.64   12,190.00
7/20/99                                          11,561.31   11,880.00
7/21/99                                          11,588.84   11,930.00
7/22/99                                          11,508.79   11,800.00
7/23/99                                          11,429.52   11,690.00
7/26/99                                          11,289.06   11,530.00
7/27/99                                          11,381.09   11,660.00
7/28/99                                          11,384.40   11,710.00
7/29/99                                          11,256.18   11,480.00
7/30/99                                          11,337.50   11,570.00
8/02/99                                          11,282.95   11,540.00
8/03/99                                          11,121.08   11,330.00
8/04/99                                          10,953.35   11,110.00
8/05/99                                          10,954.63   11,190.00
8/06/99                                          10,911.04   11,100.00
8/09/99                                          10,856.23   11,000.00
8/10/99                                          10,777.98   10,890.00
8/11/99                                          10,914.86   11,070.00
8/12/99                                          10,930.92   11,110.00
8/13/99                                          11,064.24   11,250.00
8/16/99                                          11,058.37   11,260.00
8/17/99                                          11,113.94   11,380.00
8/18/99                                          11,040.02   11,210.00
8/19/99                                          11,031.61   11,220.00
8/20/99                                          11,072.65   11,360.00
8/23/99                                          11,145.81   11,430.00
8/24/99                                          11,142.49   11,370.00
8/25/99                                          11,161.36   11,440.00
8/26/99                                          11,114.45   11,340.00
8/27/99                                          11,023.45   11,210.00
8/30/99                                          10,893.70   11,030.00
8/31/99                                          10,905.68   11,100.00
                                      2/22/99 - 8/31/99(2)
Small Cap Plus Fund                                 11.00%
Russell 2000 Index(1)                               10.91%

The Small Cap Plus Fund is designed to return 125% of the Russell 2000 Index. Russell futures contracts and options contracts are used to achieve the leveraged exposure necessary to meet this objective. The Fund made its debut on February 22, 1999 at $10.00 per share. The timing was great as the Russell 2000 rose over 19% from the first day of operations until mid July when it topped out. Even though the Russell 2000 did not make a new all time high in July like most averages it nevertheless experienced a powerful rally. Since inception through fiscal year end, the Small Cap Plus Fund has appreciated 11.00%.

(1)RETURN DOES NOT INCLUDE CONTINUOUS REINVESTMENT OF DIVIDENDS.
(2)NOT ANNUALIZED.

           PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                                 U.S. PLUS FUND
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                August 31, 1999

Shares                                                  Value
COMMON STOCKS - 77.71%*

        96,937          Standard & Poor's
                          Depository Receipts
                          Trust                  $ 12,801,743
                                                 ------------

                        TOTAL COMMON STOCKS
                          (Cost $13,120,634)       12,801,743
                                                 ------------
Face Amount
U.S. TREASURY OBLIGATIONS - 2.43%*

      $404,188          U.S. Treasury Bill
                          4.71%, 11/18/99             400,063
                                                 ------------

                        TOTAL U.S. TREASURY
                          OBLIGATIONS
                          (Cost $400,054)             400,063
                                                 ------------

                        TOTAL INVESTMENTS -
                          80.14%*
                          (Cost $13,520,688)     $ 13,201,806
                                                 ============

                                 U.S. PLUS FUND
--------------------------------------------------------------------------------
                         SCHEDULE OF FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                August 31, 1999

                                                   Unrealized
                                                         Loss
Contracts
FUTURES CONTRACTS PURCHASED

            39          S&P 500 Index Futures
                          Contracts Expiring
                          September 1999
                          (Underlying Face
                          Amount at Market
                          Value $12,868,050)     $   (107,376)
                                                 ============

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                U.S./SHORT FUND
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                August 31, 1999

Face Amount                                             Value
U.S TREASURY OBLIGATIONS - 122.38%*

     $5,431,272         U.S. Treasury Bill
                          4.71%, 11/18/99        $  5,375,845
                                                 ------------

                        TOTAL U.S. TREASURY
                          OBLIGATIONS
                          (Cost $5,375,728)         5,375,845
                                                 ------------

                        TOTAL
                          INVESTMENTS -122.38%*
                          (Cost $5,375,728)      $  5,375,845
                                                 ============

                                U.S./SHORT FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
                                August 31, 1999

Shares                                                  Value

          21,050        Standard & Poor's
                          Depository Receipts
                          Trust                  $  2,779,916
                                                 ------------

                        TOTAL SECURITIES SOLD
                          SHORT
                          (Proceeds $2,820,762)  $  2,779,916
                                                 ============

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                U.S./SHORT FUND
--------------------------------------------------------------------------------
                      SCHEDULE OF SHORT FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                August 31, 1999

                                                   Unrealized
Contracts                                                Gain
SHORT FUTURES CONTRACTS

               4        S&P 500 Index Futures
                          Contracts Expiring
                          September 1999
                          (Underlying Face
                          Amount at Market
                          Value $1,319,800)      $      6,228
                                                 ============

                     See notes to the financial statements.

                                 OTC PLUS FUND
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                August 31, 1999

Shares                                                 Value
COMMON STOCKS - 95.51%*
         117,103        Microsoft Corporation**  $10,839,346
          77,321        Intel Corporation          6,354,820
          75,733        Cisco Systems, Inc.**      5,135,644
          44,062        MCI WorldCom, Inc.**       3,337,697
          61,289        Dell Computer
                          Corporation**            2,991,669
          12,775        QUALCOMM Incorporated**    2,455,195
          22,402        Sun
                          Microsystems, Inc.**     1,780,959
          26,842        Nextel
                          Communications, Inc.
                          - Class A**              1,551,803
          39,883        Oracle Corporation**       1,455,730
          15,642        Amgen Inc.**               1,301,219
           8,241        Yahoo! Inc.**              1,215,548
          15,026        Immunex Corporation**      1,011,438
          14,980        Apple Computer, Inc.**       977,445
          13,588        Xilinx, Inc.**               950,311
          12,185        Biogen, Inc.**               935,199
          15,644        Level 3
                        Communications, Inc.**       934,729
           7,380        Amazon.com, Inc.**           917,887
          12,624        Applied
                          Materials, Inc.**          897,093
          14,846        Tellabs, Inc.**              884,265
           8,226        JDS Uniphase
                          Corporation                872,470
          13,580        Linear Technology
                          Corporation                854,691
          12,521        Maxim Integrated
                          Products, Inc.**           842,820
          18,493        Altera Corporation**         779,018
          22,564        Comcast Corporation -
                          Special Class A            736,150
          25,585        Qwest Communications
                          International Inc.**       735,569
           8,374        CMGI Inc. **                 702,893
          17,336        At Home Corporation -
                          Series A**                 695,607
          11,203        VERITAS Software
                          Corporation**              663,778
          11,960        BMC Software, Inc.**         643,597
          26,644        Novell, Inc.**               631,130
           7,654        Costco Wholesale
                          Corporation **             572,136
           5,580        NTL Incorporated **          547,886
          16,925        Chiron Corporation**         543,716

Shares                                                 Value

          16,627        Telefonaktiebolaget LM
                          Ericsson - ADR         $   541,417
           7,206        Conexant Systems, Inc.
                          **                         517,931
          13,477        PanAmSat Corporation**       497,807
           7,071        Siebel Systems, Inc. **      485,689
           5,200        Intuit Inc.**                465,725
           8,851        Cintas Corporation           454,720
          15,008        Compuware Corporation**      453,054
          15,340        Paychex, Inc.                451,571
           7,086        KLA-Tencor
                          Corporation**              445,089
          20,397        Staples, Inc.**              443,635
           9,837        USA Networks, Inc.**         441,435
           4,783        VISX, Incorporated **        432,862
          11,182        ADC Telecommunications,
                          Inc.**                     414,433
           3,966        Adobe Systems
                          Incorporated               395,113
           6,842        Citrix Systems, Inc.**       389,994
           6,839        Genzyme Corporation
                          (General Division)**       385,976
          16,640        Starbucks Corporation**      380,640
          10,831        CIENA Corporation **         380,439
          10,132        Concord EFS, Inc.**          376,150
           4,797        Comverse
                          Technology, Inc.**         374,127
           5,465        Vitesse Semiconductor
                          Corporation**              371,620
          10,376        Quintiles Transational
                          Corp.**                    371,591
          10,007        Biomet, Inc.                 357,750
          12,535        Bed Bath & Beyond
                          Inc.**                     344,712
          24,495        Parametric Technology
                          Corporation**              342,930
           5,811        PACCAR Inc.                  320,331
          22,548        PeopleSoft, Inc.**           318,490
           7,813        Lycos, Inc. **               317,403
          10,225        Fiserv, Inc.**               315,058
           5,413        Synopsys, Inc.**             302,790
           4,031        Sanmina Corporation**        302,325
          12,122        3Com Corporation             300,777
          14,175        Smurfit-Stone Container
                          Corporation**              300,333
          16,708        American Power
                          Conversion
                          Corporation**              293,434
           4,093        Electronic Arts Inc.**       280,882

                     See notes to the financial statements.

                                 OTC PLUS FUND
--------------------------------------------------------------------------------
                      SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                August 31, 1999

Shares                                                 Value
COMMON STOCKS - 95.51%* (Continued)
           4,562        Centocor, Inc.**         $   273,150
           7,994        McLeodUSA
                          Incorporated**             266,800
           5,915        Adaptec, Inc.**              230,685
           7,078        Sigma-Aldrich
                          Corporation                228,266
           5,409        CNET, Inc. **                203,176
           5,020        Atmel Corporation**          197,349
           2,771        PacifiCare Health
                          Systems, Inc. **           166,260
           2,793        Electronics for
                          Imaging, Inc.**            163,740
           9,536        Network
                          Associates, Inc.**         160,920
           2,901        Microchip Technology
                          Incorporated**             158,830
           4,945        Molex Incorporated           158,549
           1,555        Reuters Group PLC - ADR      137,132
           4,607        Northwest Airlines
                          Corporation**              135,906
           3,744        Dollar Tree
                          Stores, Inc.**             123,552
           5,322        COMAIR Holdings, Inc.        112,427
           2,956        Tech Data Corporation**      109,557
          13,436        Food Lion, Inc. -
                          Class B **                 108,328
           4,826        Apollo Group, Inc. -
                          Class A**                  105,870
           4,209        Herman Miller, Inc.           99,175
           2,343        Ross Stores, Inc.             97,527
           1,866        Fastenal Company              93,533
           3,238        Lincare Holdings Inc.**       85,402
           3,286        Autodesk, Inc.                75,578
           4,115        Andrew Corporation**          72,012
           4,182        Worthington
                          Industries, Inc.            62,730
           5,179        Micron
                          Electronics, Inc.**         50,172
           2,229        First Health Group
                          Corp.**                     48,063
           2,854        Cambridge Technology
                          Partners, Inc.**            39,063
           4,254        Corporate
                          Express, Inc.**             37,887
           2,855        CBRL Group, Inc.              37,472
           2,820        Rexall Sundown, Inc.**        35,250
           6,205        Stewart
                          Enterprises, Inc. -
                          Class A                     33,546
             977        Genzyme Surgical
                          Products**                   6,350

Shares                                                 Value

             538        Momentum Business
                          Applications, Inc.**   $     4,136
             192        Genzyme Molecular
                          Oncology**                     864
                                                 -----------
                        TOTAL COMMON STOCKS
                          (Cost $48,578,821)      73,236,948
                                                 -----------

Face Amount
U.S. TREASURY OBLIGATIONS - 4.24%*

     $ 3,289,077        U.S. Treasury Bill,
                          4.71%, Due 11/18/99      3,255,512
                                                 -----------

                        TOTAL U.S. TREASURY
                          OBLIGATIONS
                          (Cost $3,255,440)        3,255,512
                                                 -----------

Contracts
CALL OPTIONS PURCHASED - 1.63%*

              97        Nasdaq Index Expiring
                          September 1999 at
                          2300                     1,251,300
                                                 -----------

                        TOTAL CALL OPTIONS
                          (Cost $956,985)          1,251,300
                                                 -----------

                        TOTAL
                          INVESTMENTS-101.38%*
                          (Cost $52,791,246)     $77,743,760
                                                 ===========

* Calculated as a percentage of net assets.
** Non-income producing security.

                     See notes to the financial statements.

                                 OTC PLUS FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                                August 31, 1999

Contracts                                               Value
WRITTEN OPTION CONTRACTS

              97        Nasdaq Index - Put
                          Expiring
                          September 1999 at
                          2300                   $    310,400
                                                 ------------

                        TOTAL OPTIONS WRITTEN
                          (Premiums received
                          $827,187)              $    310,400
                                                 ============

                     See notes to the financial statements.

                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                August 31, 1999

Face Amount                                             Value
U.S. TREASURY OBLIGATIONS - 57.77%*

     $6,340,694         U.S. Treasury Bill 4.71%,
                          11/18/99                 $6,275,987
                                                   ----------
                        TOTAL U.S. TREASURY
                          OBLIGATIONS
                          (Cost $6,275,850)         6,275,987
                                                   ----------
                        TOTAL INVESTMENTS -
                          57.77%*
                          (Cost $6,275,850)        $6,275,987
                                                   ==========

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                       SCHEDULE OF SECURITIES SOLD SHORT
--------------------------------------------------------------------------------
                                August 31, 1999

Shares                                                  Value
          13,380        Microsoft Corporation      $1,238,486
           8,850        Intel Corporation             727,359
           8,693        Cisco Systems, Inc.           589,494
           5,098        MCI WorldCom, Inc.            386,173
           7,120        Dell Computer Corporation     347,545
           1,467        QUALCOMM Incorporated         281,939
           2,563        Sun Microsystems, Inc.        203,759
           3,078        Nextel
                          Communications, Inc. -
                          Class A                     177,947
           4,572        Oracle Corporation            166,878
           1,818        Amgen Inc.                    151,235
             942        Yahoo! Inc.                   138,945
           1,702        Immunex Corporation           114,566
           1,709        Apple Computer, Inc.          111,512
           1,560        Xilinx, Inc.                  109,103
           1,403        Biogen, Inc.                  107,680
           1,795        Level 3
                          Communications, Inc.        107,251
           1,470        Applied Materials, Inc.       104,462
             833        Amazon.com, Inc.              103,604
           1,692        Tellabs, Inc.                 100,780
           1,558        Linear Technology
                          Corporation                  98,057
           1,440        Maxim Integrated
                          Products, Inc.               96,930
             867        JDS Uniphase Corporation       91,956
           2,125        Altera Corporation             89,516
           2,973        Qwest Communications
                          International Inc.           85,474
           2,614        Comcast Corporation -
                          Special Class A              85,282
             951        CMGI Inc.                      79,825
           1,985        At Home Corporation -
                          Series A                     79,648
           1,303        VERITAS Software
                          Corporation                  77,203
           1,368        BMC Software, Inc.             73,615
           3,059        Novell, Inc.                   72,460
             881        Costco Wholesale
                          Corporation                  65,855
             644        NTL Incorporated               63,233
           1,912        Telefonaktiebolaget LM
                          Ericsson - ADR               62,259
           1,935        Chiron Corporation             62,162
             812        Conexant Systems, Inc.         58,362
           1,532        PanAmSat Corporation           56,588
             812        Siebel Systems, Inc.           55,774

Shares                                                  Value

             597        Intuit Inc.                $   53,469
           1,778        Paychex, Inc.                  52,340
           1,729        Compuware Corporation          52,194
           1,014        Cintas Corporation             52,094
           2,378        Staples, Inc.                  51,722
             814        KLA-Tencor Corporation         51,129
           1,131        USA Networks, Inc.             50,754
             552        VISX, Incorporated             49,956
           1,288        ADC Telecommunications,
                          Inc.                         47,736
             455        Adobe Systems
                          Incorporated                 45,329
             790        Citrix Systems, Inc.           45,030
             788        Genzyme Corporation
                          (General Division)           44,473
           1,926        Starbucks Corporation          44,057
           1,243        CIENA Corporation              43,660
           1,171        Concord EFS, Inc.              43,473
             553        Comverse
                          Technology, Inc.             43,134
           1,198        Quintiles Transational
                          Corp.                        42,903
             627        Vitesse Semiconductor
                          Corporation                  42,636
           1,153        Biomet, Inc.                   41,220
           1,430        Bed Bath & Beyond Inc.         39,325
           2,802        Parametric Technology
                          Corporation                  39,228
             668        PACCAR Inc.                    36,823
             524        Clear Channel
                          Communications, Inc.         36,713
           2,591        PeopleSoft, Inc.               36,598
           1,175        Fiserv, Inc.                   36,205
             883        Lycos, Inc.                    35,872
             626        Synopsys, Inc.                 35,017
             464        Sanmina Corporation            34,800
           1,399        3Com Corporation               34,713
           1,608        Smurfit-Stone Container
                          Corporation                  34,069
           1,922        American Power Conversion
                          Corporation                  33,755
             470        Electronic Arts Inc.           32,254
             525        Centocor, Inc.                 31,434
             921        McLeodUSA Incorporated         30,738
             676        Adaptec, Inc.                  26,364
             808        Sigma-Aldrich Corporation      26,058
             616        CNET, Inc.                     23,138
             572        Atmel Corporation              22,487
             320        PacifiCare Health
                          Systems, Inc.                19,200

                     See notes to the financial statements.

                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                 SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
--------------------------------------------------------------------------------
                                August 31, 1999

Shares                                                  Value
             322        Electronics for
                          Imaging, Inc.            $   18,877
           1,093        Network Associates, Inc.       18,444
             570        Molex Incorporated             18,276
             325        Microchip Technology
                          Incorporated                 17,794
             528        Northwest Airlines
                          Corporation                  15,576
             176        Reuters Group PLC - ADR        15,521
             426        Dollar Tree Stores, Inc.       14,058
             611        COMAIR Holdings, Inc.          12,907
             338        Tech Data Corporation          12,527
           1,551        Food Lion, Inc. -
                          Class B                      12,505
             557        Apollo Group, Inc. -
                          Class A                      12,219
             478        Herman Miller, Inc.            11,263
             270        Ross Stores, Inc.              11,239
             215        Fastenal Company               10,777
             372        Lincare Holdings Inc.           9,812
             377        Autodesk, Inc.                  8,671
             475        Andrew Corporation              8,312

Shares                                                  Value

             483        Worthington
                          Industries, Inc.         $    7,245
             600        Micron Electronics, Inc.        5,813
             257        First Health Group Corp.        5,542
             329        Cambridge Technology
                          Partners, Inc.                4,503
             489        Corporate Express, Inc.         4,355
             326        CBRL Group, Inc.                4,279
             325        Rexall Sundown, Inc.            4,063
             704        Stewart
                          Enterprises, Inc. -
                          Class A                       3,806
              97        Genzyme Surgical Products         631
              21        Genzyme Molecular
                          Oncology                         95
               4        Momentum Business
                          Applications, Inc.               31
                                                   ----------

                        TOTAL SECURITIES SOLD
                          SHORT (Proceeds
                          $8,739,435)              $8,434,158
                                                   ==========

                                 OTC/SHORT FUND
--------------------------------------------------------------------------------
                      SCHEDULE OF SHORT FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                August 31, 1999

                                                   Unrealized
Contracts                                                Loss
SHORT FUTURES CONTRACTS

               8        NASDAQ 100 Index Futures
                          Contracts Expiring
                          September 1999
                          (Underlying Face Amount
                          at Market Value
                          $1,914,400)              $  (22,136)
                                                   ==========

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                August 31, 1999

Face Amount                                             Value
U.S. TREASURY OBLIGATIONS - 71.45%*

     $5,077,607         U.S. Treasury Bill
                          4.71%, 11/18/99        $  5,025,790
                                                 ------------

                        TOTAL U.S. TREASURY
                          OBLIGATIONS
                          (Cost $5,025,680)         5,025,790
                                                 ------------
Contracts
CALL OPTIONS PURCHASED - 0.32%*

             94         Russell 2000 Index
                          Expiring September
                          1999 at 440                  22,325
                                                 ------------

                        TOTAL CALL OPTIONS
                          PURCHASED
                          (Cost $63,958)               22,325
                                                 ------------

                        TOTAL INVESTMENTS -
                          71.77%*
                          (Cost $5,089,638)      $  5,048,115
                                                 ============

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                          SCHEDULE OF OPTIONS WRITTEN
--------------------------------------------------------------------------------
                                August 31, 1999

                                                        Value
Contracts
WRITTEN OPTION CONTRACTS

              94        Russell 2000 Index -
                          Put Expiring
                          September 1999
                          at 440                 $    135,125
                                                 ------------

                        TOTAL OPTIONS WRITTEN
                          (Premiums received
                          $109,314)              $    135,125
                                                 ============

                              SMALL CAP PLUS FUND
--------------------------------------------------------------------------------
                         SCHEDULE OF FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                August 31, 1999

                                                   Unrealized
Contracts                                                Loss
FUTURE CONTRACTS PURCHASED

              19        Russell 2000 Index
                          Futures Contracts
                          Expiring
                          September 1999
                          (Underlying Face
                          Amount at Market
                          Value $4,069,800)      $    (86,811)
                                                 ============

                     See notes to the financial statements.

                       U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                August 31, 1999

Face Amount                                             Value
U.S. TREASURY OBLIGATIONS - 109.79%*

     $55,707,163        U.S. Treasury Bill
                          4.72%, Due 11/18/99    $ 55,137,464
                                                 ------------

                        TOTAL U.S. TREASURY
                          OBLIGATIONS
                          (Cost $55,137,464)       55,137,464
                                                 ------------

                        TOTAL INVESTMENTS -
                          109.79%
                          (Cost $55,137,464)     $ 55,137,464
                                                 ============

* Calculated as a percentage of net assets.

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                AUGUST 31, 1999
--------------------------------------------------------------------------------

Potomac Funds
                                                           U.S. Plus           U.S./Short           OTC Plus
                                                              Fund                Fund                Fund
                                                         --------------      --------------      --------------
Assets:
Investments, at market value (Note 2)..............       $13,201,806          $5,375,845         $77,743,760
Cash...............................................            39,160              24,320             134,419
Receivable for Fund shares sold....................         3,496,538               6,612           4,375,169
Receivable from broker.............................                --              21,655                  --
Deposit at broker..................................           431,250           4,386,985                  --
Dividends receivable...............................                --                  --               4,707
Organization costs, net of accumulated amortization
  (Note 1).........................................             9,785               9,939               9,785
Other assets.......................................            32,084              15,630              10,413
                                                          -----------          ----------         -----------
    Total assets...................................        17,210,623           9,840,986          82,278,253
                                                          -----------          ----------         -----------
Liabilities:
Securities sold short, at value (Proceeds of $0,
  $2,820,762, $0)..................................                --           2,779,916                  --
Written options, at value (Premiums received of $0,
  $0, $827,187)....................................                --                  --             310,400
Payable for investments purchased..................                --                  --           4,539,151
Payable for Fund shares redeemed...................           604,963           2,626,652             401,191
Payable to Investment Adviser......................            32,508              26,226             161,914
Payable to broker..................................            35,722                  --                  --
Accrued expenses and other liabilities.............            64,561              15,341             183,210
                                                          -----------          ----------         -----------
    Total liabilities..............................           737,754           5,448,135           5,595,866
                                                          -----------          ----------         -----------
Net assets.........................................       $16,472,869          $4,392,851         $76,682,387
                                                          ===========          ==========         ===========
Net assets consist of:
Capital stock......................................       $16,791,751          $7,130,071         $63,004,292
Accumulated undistributed net investment income....                --               5,552                  --
Accumulated undistributed net realized gain (loss)
  on investments sold, securities sold short,
  written option contracts expired or closed, and
  futures..........................................           107,376          (2,789,963)        (11,791,206)
Net unrealized appreciation (depreciation) on:
  Investments......................................          (318,882)                117          24,952,514
  Short positions..................................                --              40,846                  --
  Written options..................................                --                  --             516,787
  Futures..........................................          (107,376)              6,228                  --
                                                          -----------          ----------         -----------
    Total Net Assets...............................       $16,472,869          $4,392,851         $76,682,387
                                                          ===========          ==========         ===========
Shares outstanding
(unlimited shares of beneficial interest
  authorized, no par value)........................         1,131,434             127,750           3,116,886
Net Asset Value, Redemption Price and Offering
  Price Per Share..................................       $     14.56          $    34.39         $     24.60
                                                          ===========          ==========         ===========
Cost of Investments................................       $13,520,688          $5,375,728         $52,791,246
                                                          ===========          ==========         ===========

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                AUGUST 31, 1999
--------------------------------------------------------------------------------

Potomac Funds                                                                                    U.S. Government
                                                           OTC/Short         Small Cap Plus       Money Market
                                                              Fund                Fund                Fund
                                                         --------------      --------------      ---------------
Assets:
Investments, at market value (Note 2)..............       $ 6,275,987          $5,048,115          $55,137,464
Cash...............................................            39,229              17,451                7,880
Receivable for Fund shares sold....................         4,363,878           2,486,704                   --
Receivable for investments sold....................                --                  --            1,311,377
Receivable from broker.............................                --              19,842                   --
Deposit at broker..................................        10,988,045             103,500                   --
Organization costs, net of accumulated amortization
  (Note 1).........................................             9,751                  --                9,785
Other assets.......................................            64,681              18,958                8,702
                                                          -----------          ----------          -----------
    Total assets...................................        21,741,571           7,694,570           56,475,208
                                                          -----------          ----------          -----------
Liabilities:
Securities sold short, at value (Proceeds of
  $8,739,435, $0, $0)..............................         8,434,158                  --                   --
Written options, at value (Premiums received of $0,
  $109,314, $0)....................................                --             135,125                   --
Payable for investments purchased..................                --               1,213                   --
Payable for Fund shares redeemed...................         2,385,392             159,691            6,114,638
Payable to Investment Adviser......................            29,736             241,021               36,357
Payable to broker..................................             9,764                  --                   --
Dividends payable..................................                --                  --                1,063
Accrued expenses and other liabilities.............            19,070             123,898              100,417
                                                          -----------          ----------          -----------
    Total liabilities..............................        10,878,120             660,948            6,252,475
                                                          -----------          ----------          -----------
Net assets.........................................       $10,863,451          $7,033,622          $50,222,733
                                                          ===========          ==========          ===========
Net assets consist of:
Capital stock......................................       $20,534,891          $9,018,326          $50,218,541
Accumulated undistributed net investment income....                --              27,597                4,192
Accumulated undistributed net realized gain (loss)
  on investments sold, securities sold short,
  written option contracts expired or closed, and
  futures..........................................        (9,954,718)         (1,858,156)                  --
Net unrealized appreciation (depreciation) on:
  Investments......................................               137             (41,523)                  --
  Short positions..................................           305,277                  --                   --
  Written options..................................                --             (25,811)                  --
  Futures..........................................           (22,136)            (86,811)                  --
                                                          -----------          ----------          -----------
    Total Net Assets...............................       $10,863,451          $7,033,622          $50,222,733
                                                          ===========          ==========          ===========
Shares outstanding
(unlimited shares of beneficial interest
  authorized, no par value)........................           636,636             633,851           50,222,733
Net Asset Value, Redemption Price and Offering
  Price Per Share..................................       $     17.06          $    11.10          $      1.00
                                                          ===========          ==========          ===========
Cost of Investments................................       $ 6,275,850          $5,089,638          $55,137,464
                                                          ===========          ==========          ===========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                           YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

Potomac Funds
                                                           U.S. Plus           U.S./Short           OTC Plus
                                                              Fund                Fund                Fund
                                                         --------------      --------------      --------------
Investment income:
Dividend income (net of withholding tax of $937 for
  the OTC Plus Fund)...............................       $    31,385         $        --         $    55,301
Interest income....................................           899,704             257,993             139,391
                                                          -----------         -----------         -----------
    Total investment income........................           931,089             257,993             194,692
                                                          -----------         -----------         -----------
Expenses:
Investment advisory fees...........................           181,865              56,190             433,383
Distribution expenses..............................                --                  --              45,604
Administration fees................................            26,960               7,255              59,691
Shareholder servicing and accounting costs.........            58,315              15,781             130,133
Custody fees.......................................            35,225               9,940              73,758
Federal and state registration.....................            21,694              15,041              25,223
Professional fees..................................            28,715               7,525              65,960
Amortization of organizational expenses............             3,121               3,121               3,121
Reports to shareholders............................             6,822               1,798              15,194
Directors' fees and expenses.......................             1,266                 331               2,963
Other..............................................             5,295               1,398              11,735
                                                          -----------         -----------         -----------
    Total expenses before waiver and reimbursement
      of expenses..................................           369,278             118,380             866,765
    Less: Waiver of expenses and reimbursement from
      Adviser......................................            (5,548)            (16,045)                 --
                                                          -----------         -----------         -----------
    Net expenses...................................           363,730             102,335             866,765
                                                          -----------         -----------         -----------
Net investment income (loss).......................           567,359             155,658            (672,073)
                                                          -----------         -----------         -----------
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
  Investments......................................           396,651                (562)         (3,676,719)
  Short positions..................................                --            (553,321)                 --
  Written option contracts expired or closed.......         1,980,529            (103,517)          4,663,498
  Futures..........................................         1,923,923          (1,195,991)            (86,088)
                                                          -----------         -----------         -----------
                                                            4,301,103          (1,853,391)            900,691
                                                          -----------         -----------         -----------
Change in unrealized appreciation (depreciation)
  on:
  Investments......................................          (312,782)           (339,871)         24,530,005
  Short positions..................................                --              40,846                  --
  Written options..................................            16,130             (62,236)            767,225
  Futures..........................................           (26,742)           (528,432)                 --
                                                          -----------         -----------         -----------
                                                             (323,394)           (889,693)         25,297,230
                                                          -----------         -----------         -----------
    Net realized and unrealized gain (loss) on
      investments..................................         3,977,709          (2,743,084)         26,197,921
                                                          -----------         -----------         -----------
Net increase (decrease) in net assets resulting
  from operations..................................       $ 4,545,068         $(2,587,426)        $25,525,848
                                                          ===========         ===========         ===========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                           YEAR ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------

Potomac Funds
                                                                                Small Cap Plus
                                                                                     Fund              U.S. Government
                                                           OTC/Short         FEBRUARY 22, 1999(1)       Money Market
                                                              FUND            TO AUGUST 31, 1999            FUND
                                                         --------------      --------------------      ---------------
Investment income:
Dividend income....................................       $        --             $       659            $       --
Interest income....................................           227,007               1,284,663             1,185,905
                                                          -----------             -----------            ----------
    Total investment income........................           227,007               1,285,322             1,185,905
                                                          -----------             -----------            ----------
Expenses:
Investment advisory fees...........................            59,599                 212,714               121,561
Distribution expenses..............................                --                  39,748                    --
Administration fees................................             7,534                  25,554                24,140
Shareholder servicing and accounting costs.........            16,352                  53,311                52,889
Custody fees.......................................            10,007                  24,454                28,463
Federal and state registration.....................            15,905                  12,296                23,500
Professional fees..................................             7,633                  29,059                25,960
Organizational expenses............................             3,121                  16,509                 3,121
Reports to shareholders............................             1,772                   5,912                 5,659
Directors' fees and expenses.......................               341                   1,396                 1,203
Other..............................................             1,373                   4,474                 4,334
                                                          -----------             -----------            ----------
    Total expenses before waiver and reimbursement
      of expenses and dividends on short
      positions....................................           123,637                 425,427               290,830
    Less: Waiver of expenses and reimbursement from
      Adviser......................................           (14,372)                   (861)              (50,746)
                                                          -----------             -----------            ----------
    Net expenses before dividends on short
      positions....................................           109,265                 424,566               240,084
    Dividends on short positions (net of
      withholding tax of $242 for the OTC/Short
      Fund)........................................             5,699                      --                    --
                                                          -----------             -----------            ----------
    Total expenses.................................           114,964                 424,566               240,084
                                                          -----------             -----------            ----------
Net investment income (loss).......................           112,043                 860,756               945,821
                                                          -----------             -----------            ----------
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
  Investments......................................           (56,805)               (961,510)                   --
  Short positions..................................        (3,995,089)                     --                    --
  Written option contracts expired or closed.......           (32,075)                516,194                    --
  Futures..........................................          (220,119)             (1,412,840)                   --
                                                          -----------             -----------            ----------
                                                           (4,304,088)             (1,858,156)                   --
                                                          -----------             -----------            ----------
Change in unrealized appreciation (depreciation)
  on:
  Investments......................................              (419)                (41,523)                   --
  Short positions..................................        (3,244,555)                     --                    --
  Written options..................................                --                 (25,811)                   --
  Futures..........................................           (22,136)                (86,811)                   --
                                                          -----------             -----------            ----------
                                                           (3,267,110)               (154,145)                   --
                                                          -----------             -----------            ----------
    Net realized and unrealized gain (loss) on
      investments..................................        (7,571,198)             (2,012,301)                   --
                                                          -----------             -----------            ----------
Net increase (decrease) in net assets resulting
  from operations..................................       $(7,459,155)            $(1,151,545)           $  945,821
                                                          ===========             ===========            ==========

(1)COMMENCEMENT OF OPERATIONS.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Potomac Funds
                                          U.S. Plus              U.S. Plus             U.S./Short             U.S./Short
                                            Fund                   Fund                   Fund                   Fund
                                         YEAR ENDED         OCTOBER 20, 1997(1)        YEAR ENDED         NOVEMBER 7, 1997(1)
                                       AUGUST 31, 1999      TO AUGUST 31, 1998       AUGUST 31, 1999      TO AUGUST 31, 1998
                                       ---------------      -------------------      ---------------      -------------------
Operations:
Net investment income (loss).....       $     567,359          $     351,252          $     155,658          $     53,111
Net realized gain (loss) on
  investments sold, securities
  sold short, written option
  contracts expired or closed and
  futures........................           4,301,103              1,449,351             (1,853,391)             (403,411)
Change in unrealized appreciation
  (depreciation) on investments,
  short positions, written
  options and futures............            (323,394)              (102,864)              (889,693)              936,884
                                        -------------          -------------          -------------          ------------
    Net increase (decrease) in
      net assets resulting from
      operations.................           4,545,068              1,697,739             (2,587,426)              586,584
                                        -------------          -------------          -------------          ------------
Distributions to shareholders:
Net investment income............                  --                (35,123)                    --                    --
Net realized gains...............            (189,978)                    --                (26,273)                   --
                                        -------------          -------------          -------------          ------------
    Total distributions..........            (189,978)               (35,123)               (26,273)                   --
                                        -------------          -------------          -------------          ------------
Capital share transactions:
Proceeds from shares sold........         432,183,904            141,274,188            288,090,128            89,542,327
Proceeds from shares issued to
  holders in reinvestment of
  dividends......................             187,759                 34,225                 25,407                    --
Cost of shares redeemed..........        (420,720,881)          (142,504,032)          (288,877,637)          (82,360,259)
                                        -------------          -------------          -------------          ------------
    Net increase (decrease) in
      net assets resulting from
      capital share
      transactions...............          11,650,782             (1,195,619)              (762,102)            7,182,068
                                        -------------          -------------          -------------          ------------
Total increase (decrease) in net
  assets.........................          16,005,872                466,997             (3,375,801)            7,768,652
                                        -------------          -------------          -------------          ------------
Net assets:
Beginning of period..............             466,997                     --              7,768,652                    --
                                        -------------          -------------          -------------          ------------
End of period (including
  undistributed net investment
  income of $0, $15,745, $5,552
  and $4,928, respectively)......       $  16,472,869          $     466,997          $   4,392,851          $  7,768,652
                                        =============          =============          =============          ============

(1)COMMENCEMENT OF OPERATIONS.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Potomac Funds
                                           OTC Plus               OTC Plus               OTC/Short               OTC/Short
                                             Fund                   Fund                    Fund                   Fund
                                          YEAR ENDED         OCTOBER 20, 1997(1)         YEAR ENDED         OCTOBER 16, 1997(1)
                                       AUGUST 31, 1999       TO AUGUST 31, 1998       AUGUST 31, 1999       TO AUGUST 31, 1998
                                       ----------------      -------------------      ----------------      -------------------
Operations:
Net investment income (loss).....        $    (672,073)         $    (101,815)          $     112,043          $      78,647
Net realized gain (loss) on
  investments sold, securities
  sold short, written option
  contracts expired or closed and
  futures........................              900,691              2,282,566              (4,304,088)            (5,381,857)
Change in unrealized appreciation
  (depreciation) on investments,
  short positions, written
  options and futures............           25,297,230                172,071              (3,267,110)             3,550,388
                                         -------------          -------------           -------------          -------------
    Net increase (decrease) in
      net assets resulting from
      operations.................           25,525,848              2,352,822              (7,459,155)            (1,752,822)
                                         -------------          -------------           -------------          -------------
Distributions to shareholders:
Net investment income............                   --                     --                      --                     --
Net realized gains...............             (171,078)                    --                  (7,355)                    --
                                         -------------          -------------           -------------          -------------
    Total distributions..........             (171,078)                    --                  (7,355)                    --
                                         -------------          -------------           -------------          -------------
Capital share transactions:
Proceeds from shares sold........          754,327,170            325,380,424             269,273,210            301,561,469
Proceeds from shares issued to
  holders in reinvestment of
  dividends......................              161,537                     --                   6,530                     --
Cost of shares redeemed..........         (710,841,636)          (320,052,700)           (270,118,317)          (280,640,109)
                                         -------------          -------------           -------------          -------------
    Net increase (decrease) in
      net assets resulting from
      capital share
      transactions...............           43,647,071              5,327,724                (838,577)            20,921,360
                                         -------------          -------------           -------------          -------------
Total increase (decrease) in net
  assets.........................           69,001,841              7,680,546              (8,305,087)            19,168,538
                                         -------------          -------------           -------------          -------------
Net assets:
Beginning of period..............            7,680,546                     --              19,168,538                     --
                                         -------------          -------------           -------------          -------------
End of period (including
  undistributed net investment
  income of $0, $0, $0 and
  $11,388, respectively).........        $  76,682,387          $   7,680,546           $  10,863,451          $  19,168,538
                                         =============          =============           =============          =============

(1)COMMENCEMENT OF OPERATIONS.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

Potomac Funds                                                                      U.S. Government        U.S. Government
                                                            Small Cap Plus          Money Market           Money Market
                                                                 Fund                   Fund                   Fund
                                                         FEBRUARY 22, 1999(1)        YEAR ENDED         OCTOBER 20, 1997(1)
                                                          TO AUGUST 31, 1999       AUGUST 31, 1999      TO AUGUST 31, 1998
                                                         --------------------      ---------------      -------------------
Operations:
Net investment income (loss).......................          $     860,756          $     945,821          $     149,746
Net realized gain (loss) on investments sold,
  securities sold short, written option contracts
  expired or closed and futures....................             (1,858,156)                    --                     --
Change in unrealized appreciation (depreciation) on
  investments, short positions, written options and
  futures..........................................               (154,145)                    --                     --
                                                             -------------          -------------          -------------
    Net increase (decrease) in net assets resulting
      from operations..............................             (1,151,545)               945,821                149,746
                                                             -------------          -------------          -------------
Distributions to shareholders:
Net investment income..............................                     --               (945,821)              (149,746)
Net realized gains.................................                     --                     --                     --
                                                             -------------          -------------          -------------
    Total distributions............................                     --               (945,821)              (149,746)
                                                             -------------          -------------          -------------
Capital share transactions:
Proceeds from shares sold..........................            561,864,955            849,108,149            198,593,087
Proceeds from shares issued to holders in
  reinvestment of dividends........................                     --                729,062                 69,908
Cost of shares redeemed............................           (553,679,788)          (808,984,862)          (189,292,611)
                                                             -------------          -------------          -------------
    Net increase (decrease) in net assets resulting
      from capital share transactions..............              8,185,167             40,852,349              9,370,384
                                                             -------------          -------------          -------------
Total increase (decrease) in net assets............              7,033,622             40,852,349              9,370,384
                                                             -------------          -------------          -------------
Net assets:
Beginning of period................................                     --              9,370,384                     --
                                                             -------------          -------------          -------------
End of period (including undistributed net
  investment income of $27,597, $4,192 and $17,771,
  respectively)....................................          $   7,033,622          $  50,222,733          $   9,370,384
                                                             =============          =============          =============

(1)COMMENCEMENT OF OPERATIONS.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         For a fund share outstanding throughout the period
Potomac Funds
                                          U.S. Plus              U.S. Plus            U.S./Short(6)          U.S./Short(6)
                                            Fund                   Fund                   Fund                   Fund
                                         YEAR ENDED         OCTOBER 20, 1997(1)        YEAR ENDED         NOVEMBER 7, 1997(1)
                                       AUGUST 31, 1999      TO AUGUST 31, 1998       AUGUST 31, 1999      TO AUGUST 31, 1998
                                       ---------------      -------------------      ---------------      -------------------
Per share data:
Net asset value,
  beginning of period............       $      9.76              $  10.00              $    47.30             $    50.00
                                        -----------              --------              ----------             ----------
Income (loss) from investment
  operations:
Net investment income
  (loss)(4)......................              0.31                  0.36                    1.05                   1.15
Net realized and unrealized gain
  (loss) on investments(7).......              4.59                 (0.58)                 (13.91)                 (3.85)
                                        -----------              --------              ----------             ----------
    Total from investment
      operations.................              4.90                 (0.22)                 (12.86)                 (2.70)
                                        -----------              --------              ----------             ----------
Less distributions:
Dividends from net investment
  income.........................                --                 (0.02)                     --                     --
Distributions from realized
  gains..........................             (0.10)                   --                   (0.05)                    --
                                        -----------              --------              ----------             ----------
    Total distributions..........             (0.10)                (0.02)                  (0.05)                    --
                                        -----------              --------              ----------             ----------
Net asset value, end of period...       $     14.56              $   9.76              $    34.39             $    47.30
                                        ===========              ========              ==========             ==========
Total return.....................             50.38%                (2.23%)(2)             (26.77%)                (5.40%)(2)
Supplemental data and ratios:
Net assets, end of period........       $16,472,869              $466,997              $4,392,851             $7,768,652
Ratio of net expenses to average
  net assets:
  Before expense reimbursement...              1.52%                 2.52%(3)                1.90%                  5.29%(3)
  After expense reimbursement....              1.50%                 1.50%(3)                1.64%                  1.57%(3)
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement...              2.32%                 2.68%(3)                2.23%                 (0.46%)(3)
  After expense reimbursement....              2.34%                 3.70%(3)                2.49%                  3.26%(3)
Portfolio turnover rate(5).......              0.00%                 0.00%                   0.00%                  0.00%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6)THE PER SHARE DATA REFLECTS A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 7, 1999.
(7)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          For a fund share outstanding throughout the period
Potomac Funds
                                           OTC Plus               OTC Plus              OTC/Short(9)           OTC/Short(9)
                                             Fund                   Fund                    Fund                   Fund
                                          YEAR ENDED         OCTOBER 20, 1997(1)         YEAR ENDED         OCTOBER 16, 1997(1)
                                       AUGUST 31, 1999       TO AUGUST 31, 1998       AUGUST 31, 1999       TO AUGUST 31, 1998
                                       ----------------      -------------------      ----------------      -------------------
Per share data:
Net asset value,
  beginning of period............        $     10.41             $    10.00             $     41.90            $     50.00
                                         -----------             ----------             -----------            -----------
Income (loss) from investment
  operations:
Net investment income
  (loss)(4)......................              (0.23)                 (0.11)                   0.39(8)                0.45(8)
Net realized and unrealized gain
  (loss) on investments(10)......              14.48                   0.52                  (25.22)                 (8.55)
                                         -----------             ----------             -----------            -----------
    Total from investment
      operations.................              14.25                   0.41                  (24.83)                 (8.10)
                                         -----------             ----------             -----------            -----------
Less distributions:
Dividends from net investment
  income.........................                 --                     --                      --                     --
Distributions from realized
  gains..........................              (0.06)                    --                   (0.01)                    --
                                         -----------             ----------             -----------            -----------
    Total distributions..........              (0.06)                    --                   (0.01)                    --
                                         -----------             ----------             -----------            -----------
Net asset value, end of period...        $     24.60             $    10.41             $     17.06            $     41.90
                                         ===========             ==========             ===========            ===========
Total return.....................             137.18%                  4.10%(2)              (59.25%)               (16.20%)(2)
Supplemental data and ratios:
Net assets, end of period........        $76,682,387             $7,680,546             $10,863,451            $19,168,538
Ratio of net expenses to average
  net assets:
  Before expense reimbursement...               1.50%                  3.21%(3)                1.87%                  3.70%(3)
  After expense reimbursement....               1.50%                  1.50%(3)                1.65%(6)               1.64%(3,6)
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement...              (1.16%)                (2.84%)(3)               1.47%                 (0.74%)(3)
  After expense reimbursement....              (1.16%)                (1.13%)(3)               1.69%(7)               1.32%(3,7)
Portfolio turnover rate(5).......           1,000.39%              2,324.63%               3,048.52%              3,346.25%

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6)THE OPERATING EXPENSE RATIO EXCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO INCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 1.74% AND 1.78%, RESPECTIVELY.
(7)THE NET INVESTMENT INCOME RATIO INCLUDED DIVIDENDS ON SHORT POSITIONS. THE RATIO EXCLUDING DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS 1.78% AND 1.46%, RESPECTIVELY.
(8)NET INVESTMENT INCOME BEFORE DIVIDENDS ON SHORT POSITIONS FOR THE YEAR ENDED AUGUST 31, 1999 AND THE PERIOD ENDED AUGUST 31, 1998 WAS $0.41 AND $0.50, RESPECTIVELY.
(9)THE PER SHARE DATA REFLECTS A 1 FOR 5 REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 7, 1999.
(10)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 For a fund share outstanding throughout the period
Potomac Funds                                                                      U.S. Government         U.S. Government
                                                            Small Cap Plus           Money Market           Money Market
                                                                 Fund                    Fund                   Fund
                                                         FEBRUARY 22, 1999(1)         YEAR ENDED         OCTOBER 20, 1997(1)
                                                          TO AUGUST 31, 1999       AUGUST 31, 1999       TO AUGUST 31, 1998
                                                         --------------------      ----------------      -------------------
Per share data:
Net asset value,
  beginning of period..............................           $    10.00             $      1.00             $     1.00
                                                              ----------             -----------             ----------
Income (loss) from investment operations:
Net investment income (loss)(4)....................                 0.18                    0.04                   0.04
Net realized and unrealized gain (loss) on
  investments(6)...................................                 0.92                      --                     --
                                                              ----------             -----------             ----------
    Total from investment operations...............                 1.10                    0.04                   0.04
                                                              ----------             -----------             ----------
Less distributions:
Dividends from net investment income...............                   --                   (0.04)                 (0.04)
Distributions from realized gains..................                   --                      --                     --
                                                              ----------             -----------             ----------
    Total distributions............................                   --                   (0.04)                 (0.04)
                                                              ----------             -----------             ----------
Net asset value, end of period.....................           $    11.10             $      1.00             $     1.00
                                                              ==========             ===========             ==========
Total return.......................................                11.00%(2)                3.89%                  3.89%(2)
Supplemental data and ratios:
Net assets, end of period..........................           $7,033,622             $50,222,733             $9,370,384
Ratio of net expenses to average net assets:
  Before expense reimbursement.....................                 1.50%(3)                1.20%                  3.70%(3)
  After expense reimbursement......................                 1.50%(3)                0.99%                  1.00%(3)
Ratio of net investment income (loss) to average
  net assets:
  Before expense reimbursement.....................                 3.03%(3)                3.68%                  1.66%(3)
  After expense reimbursement......................                 3.03%(3)                3.89%                  4.36%(3)
Portfolio turnover rate(5).........................                 0.00%                    N/A                    N/A

(1)COMMENCEMENT OF OPERATIONS.
(2)NOT ANNUALIZED.
(3)ANNUALIZED.
(4)NET INVESTMENT INCOME (LOSS) PER SHARE REPRESENTS NET INVESTMENT INCOME
(LOSS) DIVIDED BY THE DAILY AVERAGE SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.
(5)PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR. INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND REPURCHASE AGREEMENTS ARE DEEMED SHORT-TERM SECURITIES.
(6)THE AMOUNTS SHOWN MAY NOT CORRELATE WITH AGGREGATE GAINS AND LOSSES OF PORTFOLIO SECURITIES DUE TO THE TIMING OF SUBSCRIPTIONS AND REDEMPTIONS OF FUND SHARES.

                     See notes to the financial statements.

                                 POTOMAC FUNDS
--------------------------------------------------------------------------------
                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                August 31, 1999
1. ORGANIZATION
Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently authorized are the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund, OTC/Short Fund, Small Cap Plus Fund and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The U.S. Plus Fund, OTC Plus Fund and U.S. Government Money Market Fund commenced operations on October 20, 1997; the U.S./Short Fund commenced operations on November 7, 1997; the OTC/Short Fund commenced operations on October 16, 1997 and the Small Cap Plus Fund commenced operations on February 22, 1999.

The objective of the U.S. Plus Fund is to provide investment returns that correspond to 150% of the performance of the Standard & Poor's 500 Index (the "S&P 500 Index"). The objective of the U.S./Short Fund is to provide investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 Index ("Nasdaq Index"). The objective of the OTC/Short Fund is to provide investment returns that inversely correlate to the performance of the Nasdaq Index. The objective of the Small Cap Plus Fund is to provide investment returns that correspond to 125% of the performance of the Russell 2000 Index. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities.

Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares, aggregating $15,607 for each Fund (other than the Small Cap Plus Fund), are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Adviser and will be reimbursed by the Trust. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares of the Small Cap Plus Fund were expensed as incurred.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Adviser has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

b) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) WRITTEN OPTION ACCOUNTING - Each Fund, other than the U.S. Government Money Market Fund, may write (sell) options. When a Fund writes an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

d) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURESCONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

e) SHORT POSITIONS - The U.S./Short Fund and OTC/Short Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short, but not less than the market value of such securities at the time they were sold short. This collateral is required to be adjusted daily.

f) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund has designated all its cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

g) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

h) INCOME AND EXPENSES - Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are allocated among the Trust's portfolios in proportion to their respective net assets.

i) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, intends to distribute to its shareholders at least annually any net investment income and net realized capital gains. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to post-October losses which may not be recognized until the first day of the following fiscal year, wash sale losses, which are deferred for tax purposes, and unrealized gains or losses on open Section 1256 contracts which are realized, for tax purposes, at August 31, 1999. Certain Funds also utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

j) USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

k) OTHER - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds for the period ended August 31, 1999, were as follows:

                                              U.S. Plus Fund        U.S./Short Fund*         OTC Plus Fund
                                             ---------------       -----------------       ---------------
Shares sold                                       32,907,642               7,727,880            42,031,207
Shares issued to holders in
 reinvestment of dividends                            15,022                     668                 9,821
Shares redeemed                                  (31,839,083)             (7,765,009)          (39,661,678)
                                             ---------------       -----------------       ---------------
Net increase (decrease)                            1,083,581                 (36,461)            2,379,350
                                             ===============       =================       ===============

                                                                                           U.S. Government
                                                                         Small Cap            Money Market
                                                 OTC/Short Fund*         Plus Fund                    Fund
                                                ----------------       -----------       -----------------
Shares sold                                           10,933,064        49,645,812             849,108,149
Shares issued to holders in reinvestment
 of dividends                                                238                --                 729,062
Shares redeemed                                      (10,754,038)      (49,011,961)           (808,984,862)
                                                ----------------       -----------       -----------------
Net increase (decrease)                                  179,264           633,851              40,852,349
                                                ================       ===========       =================

Transactions in shares of the Funds for the period ended August 31, 1998, were as follows:

                                                                                                  OTC Plus
                                               U.S. Plus Fund        U.S./Short Fund*                 Fund
                                              ---------------       -----------------       --------------
Shares sold                                        12,380,102               2,126,244           28,545,895
Shares issued to holders in
 reinvestment of dividends                              3,471                      --                   --
Shares redeemed                                   (12,335,720)             (1,962,033)         (27,808,359)
                                              ---------------       -----------------       --------------
Net increase (decrease)                                47,853                 164,211              737,536
                                              ===============       =================       ==============

                                                                                       U.S. Government
                                                                                          Money Market
                                                               OTC/Short Fund*                    Fund
                                                              ----------------       -----------------
Shares sold                                                          7,046,626             198,593,087
Shares issued to holders in reinvestment of dividends                       --                  69,908
Shares redeemed                                                     (6,589,254)           (189,292,611)
                                                              ----------------       -----------------
Net increase (decrease)                                                457,372               9,370,384
                                                              ================       =================

* Capital share transactions restated to reflect a 1 for 5 reverse stock split which occurred on June 7, 1999.

4. INVESTMENT TRANSACTIONS
During the period ended August 31, 1999, the aggregate purchases and sales of investments (excluding short-term investments, options and futures contracts) were:

                                                 U.S. Plus Fund       U.S./Short Fund       OTC Plus Fund
                                                 --------------       ---------------       -------------
Purchases                                        $   13,120,634       $     2,820,762       $ 577,416,186
Sales                                            $           --       $            --       $ 531,546,925

                                                                                         U.S. Government
                                                                         Small Cap          Money Market
                                                  OTC/Short Fund         Plus Fund                  Fund
                                                  --------------       -----------       ---------------
Purchases                                         $  199,085,949       $13,367,159       $            --
Sales                                             $  216,767,251       $13,361,408       $            --

During the period ended August 31, 1999, the following Funds wrote the following options:

                                                    U.S. Plus Fund                    U.S./Short Fund
                                             ----------------------------       ----------------------------
                                              Number of           Premium        Number of           Premium
                                              contracts            amount        contracts            amount
                                             ----------       -----------       ----------       -----------
Outstanding at beginning of period                    1       $     7,245               31       $    66,111
Options written                                   1,557         4,525,639              398           993,062
Options terminated                               (1,558)       (4,532,884)            (429)       (1,059,173)
                                             ----------       -----------       ----------       -----------
Outstanding at end of period                         --       $        --               --       $        --
                                             ==========       ===========       ==========       ===========

                                                     OTC Plus Fund                     OTC/Short Fund
                                             -----------------------------       --------------------------
                                              Number of            Premium        Number of         Premium
                                              contracts             amount        contracts          amount
                                             ----------       ------------       ----------       ---------
Outstanding at beginning of period                   21       $    112,562               --       $      --
Options written                                   2,055         11,914,997               35         328,549
Options terminated                               (1,979)       (11,200,372)             (35)       (328,549)
                                             ----------       ------------       ----------       ---------
Outstanding at end of period                         97       $    827,187               --       $      --
                                             ==========       ============       ==========       =========

                                                                       Small Cap Plus Fund
                                                                   ----------------------------
                                                                    Number of           Premium
                                                                    contracts            amount
                                                                   ----------       -----------
Outstanding at beginning of period                                         --       $        --
Options written                                                         6,986         5,282,634
Options terminated                                                     (6,892)       (5,173,320)
                                                                   ----------       -----------
Outstanding at end of period                                               94       $   109,314
                                                                   ==========       ===========

Transactions in futures contracts for the period ended August 31, 1999, for the following Funds were as follows:

                                            U.S. Plus Fund                             OTC Plus Fund
                                  -----------------------------------       -----------------------------------
                                   Number of           Aggregate face        Number of           Aggregate face
                                   contracts       value of contracts        contracts       value of contracts
                                  ----------       ------------------       ----------       ------------------
Outstanding at beginning of
 period                                    2       $         557,634                --       $              --
Contracts opened                       1,733             536,224,730                30               6,153,135
Contracts closed                      (1,696)           (523,806,938)              (30)             (6,153,135)
                                  ----------       -----------------        ----------       -----------------
Outstanding at end of
 period                                   39       $      12,975,426                --       $              --
                                  ==========       =================        ==========       =================

                                                                           Small Cap Plus Fund
                                                                   -----------------------------------
                                                                    Number of           Aggregate face
                                                                    contracts       value of contracts
                                                                   ----------       ------------------
Outstanding at beginning of period                                         --       $              --
Contracts opened                                                        2,241             489,025,793
Contracts closed                                                       (2,222)           (484,869,182)
                                                                   ----------       -----------------
Outstanding at end of period                                               19       $       4,156,611
                                                                   ==========       =================

Transactions in short futures contracts for the period ended August 31, 1999, for the following Funds were as follows:

                                            U.S./Short Fund                           OTC/Short Fund
                                  -----------------------------------       -----------------------------------
                                   Number of           Aggregate face        Number of           Aggregate face
                                   contracts       value of contracts        contracts       value of contracts
                                  ----------       ------------------       ----------       ------------------
Outstanding at beginning of
 period                                   20       $       5,304,660                --       $              --
Contracts opened                         746             223,467,581                82              17,731,191
Contracts closed                        (762)           (227,446,213)              (74)            (15,838,927)
                                  ----------       -----------------        ----------       -----------------
Outstanding at end of
 period                                    4       $       1,326,028                 8       $       1,892,264
                                  ==========       =================        ==========       =================

At August 31, 1999, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                U.S. Plus Fund       U.S./Short Fund        OTC Plus Fund
                                                --------------       ---------------       --------------
Appreciation                                    $            9       $           117       $   14,034,259
(Depreciation)                                        (318,891)                   --             (356,164)
                                                --------------       ---------------       --------------
Net unrealized appreciation
 (depreciation) on investments                  $     (318,882)      $           117       $   13,678,095
                                                ==============       ===============       ==============

                                                                                         U.S. Government
                                                                        Small Cap           Money Market
                                                  OTC/Short Fund        Plus Fund                   Fund
                                                  --------------       ----------       ----------------
Appreciation                                      $          137       $      110       $             --
(Depreciation)                                                --               --                     --
                                                  --------------       ----------       ----------------
Net unrealized appreciation (depreciation)
 on investments                                   $          137       $      110       $             --
                                                  ==============       ==========       ================

At August 31, 1999, the cost of investments for federal income tax purposes was $13,520,688, $5,375,728, $64,065,665, $6,275,850, $5,048,005 and $55,137,464 for
the U.S. Plus Fund, U.S./Short Fund, OTC Plus Fund,
OTC/Short Fund, Small Cap Plus Fund and U.S. Government Money Market Fund, respectively.

At August 31, 1999, the U.S./Short Fund deferred post-October losses of $1,587,682 and the OTC/Short Fund deferred post-October losses of $720,093. These amounts may be used to offset future capital gains.

At August 31, 1999, the U.S./Short Fund had accumulated net realized capital loss carryovers of $1,196,053 expiring in 2007. The Small Cap Plus Fund had accumulated net realized capital loss carryovers of $2,012,411 expiring in 2007. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Adviser"). The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. The Adviser has contractually agreed to pay all operating expenses, through August 31, 2000, in excess of the annual cap on expenses presented below as applied to each Fund's daily net assets. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause any Fund to exceed such annual cap on expenses. For the period ended August 31, 1999, the Adviser paid the following expenses by Fund:

                                                 U.S. Plus Fund       U.S./Short Fund       OTC Plus Fund
                                                 --------------       ---------------       -------------
Annual Advisory rate                                      0.75%                 0.90%               0.75%
Annual cap on expenses                                    1.50%                 1.65%               1.50%
Expenses paid in excess of annual cap on
 expenses--1999                                  $        5,548       $        16,045       $          --
Expenses paid in excess of annual cap on
 expenses--1998                                  $       96,923       $        60,726       $     154,869

                                                                                        U.S. Government
                                                                        Small Cap          Money Market
                                                   OTC/Short Fund       Plus Fund                  Fund
                                                   --------------       ---------       ---------------
Annual Advisory rate                                        0.90%           0.75%                 0.50%
Annual cap on expenses                                      1.65%           1.50%                 1.00%
Expenses paid in excess of annual cap on
 expenses--1999                                    $       14,372       $     861       $        50,746
Expenses paid in excess of annual cap on
 expenses--1998                                    $      123,475       $      --       $        92,798

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for each Fund of the Trust, which authorizes it to pay Rafferty Capital Markets, Inc. (the "Distributor"), an affiliate of the Adviser, a distribution and shareholder servicing fee of up to 1.00% of each Fund's average daily net assets for services to existing Fund shareholders and distribution of Fund shares. During the period ended August 31, 1999, the OTC Plus Fund and Small Cap Plus Fund incurred expenses of $45,604 and $39,748, respectively, pursuant to the 12b-1 Plan.

6. INCOME TAX INFORMATION (Unaudited)
The Funds hereby designate the following amounts as long-term capital gain distributions for purposes of the dividends paid deduction.

U.S. Plus                                                          $     2,616,585
U.S./Short                                                                  22,274
OTC Plus                                                                 3,370,825
OTC/Short                                                                      952

The amounts above include $2,472,202 and $3,260,604 of earnings and profits distributed to shareholders on redemptions for the U.S. Plus Fund and OTC Plus Fund, respectively.

                                 POTOMAC FUNDS
--------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Potomac Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, of options written, of futures contracts, of short futures contracts and of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Potomac U.S. Plus Fund, the Potomac U.S./Short Fund, the Potomac OTC Plus Fund, the Potomac OTC/ Short Fund, the Potomac Small Cap Plus Fund, and the Potomac U.S. Government Money Market Fund (constituting Potomac Funds, hereafter referred to as the "Funds") at August 31, 1999, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
October 28, 1999

Investment Adviser
        Rafferty Asset Management, LLC
        1311 Mamaroneck Avenue
        White Plains, NY 10605

Administrator, Transfer Agent, Dividend
        Paying Agent & Shareholder Servicing Agent
        Firstar Mutual Fund Services, LLC
        P.O. Box 1993
        Milwaukee, WI 53201-1993

Custodian
        Firstar Bank Milwaukee, N.A.
        615 East Michigan Street
        Milwaukee, WI 53202

Counsel
        Kirkpatrick & Lockhart LLP
        1800 Massachusetts Avenue, N.W.
        Washington, D.C. 20036-1800

Independent Accountants
        PricewaterhouseCoopers LLP
        100 East Wisconsin Avenue
        Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  A N N U A L
                                  R E P O R T
                                August 31, 1999

                                     [LOGO]

                             100 South Royal Street
                           Alexandria, Virginia 22314
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605
                                 (800) 851-0511